UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Stephen Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	88,550
1,500	ADVANCE AUTO PARTS, INC.	53,557	189,750
6,150	AMAZON.COM, INC.(b)	274,722	2,069,598
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	116,944
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	40,392
37,632	AMERICAN PUBLIC EDUCATION, INC.(b)	1,489,733	1,320,131
1,300	AUTOLIV, INC.(c)	29,596	130,455
500	AUTOZONE, INC.(b)	32,038	268,550
4,575	BED BATH & BEYOND, INC.(b)	120,780	314,760
1,400	BIG LOTS, INC.(b)	15,477	53,018
4,400	BORGWARNER, INC.	51,799	270,468
750	BRINKER INTERNATIONAL, INC.	10,084	39,338
1,700	CABLEVISION SYSTEMS CORP., CLASS A (NEW YORK GROUP)	15,956	28,679
4,168	CARMAX, INC.(b)	50,984	195,062
2,700	CARNIVAL CORP.	80,824	102,222
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	373,457
14,430	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,866,908	1,777,776
600	CHICO’S FAS, INC.	5,619	9,618
300	CHIPOTLE MEXICAN GRILL, INC.(b)	89,324	170,415
68,820	CINEMARK HOLDINGS, INC.	1,340,356	1,996,468
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	62,473	168,535
5,000	COACH, INC.	19,161	248,300
36,800	COMCAST CORP., CLASS A	586,118	1,840,736
1,345	CST BRANDS, INC.	11,311	42,018
2,300	DARDEN RESTAURANTS, INC.	47,909	116,748
2,400	DEVRY EDUCATION GROUP, INC.	44,808	101,736
1,500	DICK’S SPORTING GOODS, INC.	24,802	81,915
41,491	DIRECTV(b)	1,699,401	3,170,742
2,800	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	168,186	231,560
1,000	DOLLAR GENERAL CORP.(b)	46,180	55,480
6,700	DOLLAR TREE, INC.(b)	61,517	349,606
4,600	DR HORTON, INC.	22,057	99,590
710	EXPEDIA, INC.	10,883	51,475
500	FAMILY DOLLAR STORES, INC.	12,652	29,005
3,000	FOOT LOCKER, INC.	40,394	140,940
54,163	FORD MOTOR CO.	279,997	844,943
3,600	GAMESTOP CORP., CLASS A	14,505	147,960
5,700	GANNETT CO., INC.	51,200	157,320
4,100	GAP (THE), INC.	58,946	164,246
2,200	GARMIN LTD.(c)	40,557	121,572
7,200	GENERAL MOTORS CO.	180,240	247,824
7,500	GENTEX CORP.	106,860	236,475
3,450	GENUINE PARTS CO.	102,424	299,633
1,900	GOODYEAR TIRE & RUBBER (THE) CO.	26,258	49,647
25,800	GROUPON, INC.(b)	198,276	202,272
57,900	H&R BLOCK, INC.	799,932	1,748,001
500	HANESBRANDS, INC.	10,750	38,240
6,750	HARLEY-DAVIDSON, INC.	39,547	449,618
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	457,520
400	HASBRO, INC.	10,206	22,248
29,825	HOME DEPOT (THE), INC.	19,452	2,360,052
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	267,384
2,100	JARDEN CORP.(b)	25,277	125,643
40,613	JOHNSON CONTROLS, INC.	972,775	1,921,807
28,240	KOHL’S CORP.	1,052,558	1,604,032
6,190	L BRANDS, INC.	70,745	351,406
4,200	LAMAR ADVERTISING CO., CLASS A(b)	55,664	214,158
6,238	LAS VEGAS SANDS CORP.	185,736	503,906
3,000	LEAR CORP.	128,814	251,160
2,900	LENNAR CORP., CLASS A	38,266	114,898
5,832	LIBERTY GLOBAL PLC, SERIES A(b)(c)	51,410	242,611
7,374	LIBERTY GLOBAL PLC, SERIES C(b)(c)	64,301	300,196
88,880	LIBERTY INTERACTIVE CORP., CLASS A(b)	1,551,796	2,565,966
3,132	LIBERTY MEDIA CORP., CLASS A(b)	13,975	409,446
790	LIBERTY VENTURES, SERIES A(b)	23,580	102,961

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
1,200	LKQ CORP.(b)	$14,970	31,620
13,100	LOWE’S COS., INC.	335,332	640,590
5,000	MACY’S, INC.	81,374	296,450
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	772,476	996,116
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	278,363
496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	3,643	27,731
4,200	MATTEL, INC.	69,165	168,462
16,002	MCDONALD’S CORP.	358,888	1,568,676
6,600	MGM RESORTS INTERNATIONAL(b)	54,922	170,676
2,300	MICHAEL KORS HOLDINGS LTD.(b)(c)	143,056	214,521
600	MOHAWK INDUSTRIES, INC.(b)	26,796	81,588
1,400	MORNINGSTAR, INC.	57,577	110,628
18,593	MURPHY USA, INC.(b)	709,869	754,690
700	NETFLIX, INC.(b)	41,142	246,421
2,200	NEWELL RUBBERMAID, INC.	26,950	65,780
7,175	NEWS CORP., CLASS A(b)	36,051	123,554
11,100	NIKE, INC., CLASS B	238,634	819,846
4,300	NORDSTROM, INC.	45,233	268,535
100	NVR, INC.(b)	51,542	114,700
2,695	OMNICOM GROUP, INC.	78,532	195,657
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	341,297
1,500	PANERA BREAD CO., CLASS A(b)	69,668	264,705
2,600	PETSMART, INC.	55,966	179,114
800	PRICELINE GROUP (THE), INC.(b)	194,799	953,512
14,100	PULTEGROUP, INC.	58,797	270,579
600	PVH CORP.	22,503	74,862
1,500	RALPH LAUREN CORP.	31,320	241,395
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	28,787	56,040
4,600	ROSS STORES, INC.	36,395	329,130
36,981	ROYAL CARIBBEAN CRUISES LTD.	1,141,668	2,017,683
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	45,546
71,600	SEARS HOLDINGS CORP.(b)	3,277,715	3,419,616
10,400	SERVICE CORP. INTERNATIONAL	74,152	206,752
400	SIGNET JEWELERS LTD.(c)	7,426	42,344
11,000	SIRIUS XM HOLDINGS, INC.(b)	29,370	35,200
14,250	STARBUCKS CORP.	182,046	1,045,665
710	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	14,193	56,516
5,032	STARZ, CLASS A(b)	3,469	162,433
12,200	TARGET CORP.	353,659	738,222
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	50,670
2,100	TESLA MOTORS, INC.(b)	147,498	437,745
6,200	THOMSON REUTERS CORP.	178,087	212,040
1,900	THOR INDUSTRIES, INC.	22,316	116,014
4,200	TIFFANY & CO.	122,192	361,830
5,979	TIME WARNER CABLE, INC.	194,384	820,199
21,033	TIME WARNER, INC.	476,695	1,374,086
10,094	TJX (THE) COS., INC.	86,033	612,201
400	TRACTOR SUPPLY CO.	20,180	28,252
2,210	TRIPADVISOR, INC.(b)	42,908	200,204
900	TRW AUTOMOTIVE HOLDINGS CORP.(b)	21,698	73,458
21,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	165,966	684,158
500	UNDER ARMOUR, INC., CLASS A(b)	23,330	57,320
2,127	URBAN OUTFITTERS, INC.(b)	37,857	77,572
34,360	VERA BRADLEY, INC.(b)	755,589	927,376
6,800	VF CORP.	87,065	420,784
32,607	VIACOM, INC., CLASS B	1,360,367	2,771,269
800	VISTEON CORP.(b)	33,968	70,752
29,560	WALT DISNEY (THE) CO.	578,637	2,366,869
2,100	WHIRLPOOL CORP.	89,510	313,866
5,475	WYNDHAM WORLDWIDE CORP.	24,501	400,934
1,600	WYNN RESORTS LTD.	32,322	355,440
9,016	YUM! BRANDS, INC.	78,831	679,716
		28,327,593	63,875,152	12.19%
Consumer Staples:
30,100	ALTRIA GROUP, INC.	137,687	1,126,643
11,500	ARCHER-DANIELS-MIDLAND CO.	219,815	498,985
4,300	BEAM, INC.	115,443	358,190

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
2,916	BROWN-FORMAN CORP., CLASS B	$57,343	261,536
15,219	BUNGE LTD.	937,683	1,210,063
4,000	CHURCH & DWIGHT CO., INC.	100,310	276,280
3,000	CLOROX (THE) CO.	154,515	264,030
64,481	COCA-COLA (THE) CO.	991,395	2,492,835
1,900	COCA-COLA ENTERPRISES, INC.	80,180	90,744
16,980	COLGATE-PALMOLIVE CO.	539,355	1,101,493
2,700	CONAGRA FOODS, INC.	55,904	83,781
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	390,862
7,800	COSTCO WHOLESALE CORP.	237,671	871,104
470	CRIMSON WINE GROUP LTD.(b)	2,671	4,159
16,225	CVS CAREMARK CORP.	642,050	1,214,604
750	DEAN FOODS CO.	12,421	11,595
16,185	DIAGEO PLC ADR(c)(d)	1,214,077	2,016,489
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	326,760
397	ENERGIZER HOLDINGS, INC.	20,533	39,994
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	249,730
2,700	FLOWERS FOODS, INC.	25,434	57,915
37,325	FRESH DEL MONTE PRODUCE, INC.	1,035,074	1,029,050
12,400	GENERAL MILLS, INC.	277,056	642,568
3,300	HERBALIFE LTD.	45,262	188,991
2,342	HERSHEY (THE) CO.	112,137	244,505
800	HILLSHIRE BRANDS (THE) CO.	23,592	29,808
2,400	HORMEL FOODS CORP.	43,206	118,248
1,700	INGREDION, INC.	48,104	115,736
1,600	JM SMUCKER (THE) CO.	64,617	155,584
2,700	KELLOGG CO.	155,123	169,317
5,800	KEURIG GREEN MOUNTAIN, INC.	122,296	612,422
1,550	KIMBERLY-CLARK CORP.	72,786	170,888
7,679	KRAFT FOODS GROUP, INC.	111,450	430,792
13,400	KROGER (THE) CO.	228,089	584,910
5,322	LORILLARD, INC.	80,950	287,814
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	50,218
2,200	MEAD JOHNSON NUTRITION CO.	103,422	182,908
1,300	MOLSON COORS BREWING CO., CLASS B	37,840	76,518
26,338	MONDELEZ INTERNATIONAL, INC., CLASS A	285,157	909,978
1,400	MONSTER BEVERAGE CORP.(b)	44,343	97,230
27,391	PEPSICO, INC.	1,025,750	2,287,148
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,466,907
200	POST HOLDINGS, INC.(b)	4,616	11,024
47,360	PROCTER & GAMBLE (THE) CO.	823,796	3,817,216
4,200	REYNOLDS AMERICAN, INC.	79,844	224,364
1,600	SAFEWAY, INC.	28,960	59,104
8,000	SYSCO CORP.	124,113	289,040
6,010	TYSON FOODS, INC., CLASS A	53,610	264,500
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	1,973,760
20,150	WALGREEN CO.	231,445	1,330,504
20,723	WAL-MART STORES, INC.	826,442	1,583,859
8,800	WHOLE FOODS MARKET, INC.	116,393	446,248
		13,747,520	33,798,951	6.45%
Energy:
9,446	ANADARKO PETROLEUM CORP.	319,802	800,643
2,000	APACHE CORP.	160,522	165,900
600	ATWOOD OCEANICS, INC.(b)	18,078	30,234
27,311	BAKER HUGHES, INC.	1,490,910	1,775,761
62,000	BP PLC ADR(c)(d)	2,753,380	2,982,200
3,400	CABOT OIL & GAS CORP.	76,023	115,192
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	296,496
146,100	CHESAPEAKE ENERGY CORP.	2,686,183	3,743,082
33,595	CHEVRON CORP.	1,471,891	3,994,781
400	CIMAREX ENERGY CO.	24,076	47,644
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	131,904
1,700	CONCHO RESOURCES, INC.(b)	49,632	208,250
25,444	CONOCOPHILLIPS	460,670	1,789,985
4,531	CONSOL ENERGY, INC.	118,221	181,013
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	124,270
37,455	COSAN LTD., CLASS A(c)	519,427	426,987
9,300	DENBURY RESOURCES, INC.	88,950	152,520

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
34,743	DEVON ENERGY CORP.	$2,174,196	2,325,349
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	175,230
1,597	ENSCO PLC, CLASS A(c)	62,508	84,290
4,800	EOG RESOURCES, INC.	62,765	941,616
4,000	EQT CORP.	132,900	387,880
6,700	EXCO RESOURCES, INC.	42,716	37,520
74,151	EXXON MOBIL CORP.	2,888,618	7,243,070
3,900	FMC TECHNOLOGIES, INC.(b)	97,950	203,931
14,958	HALLIBURTON CO.	295,103	880,877
3,100	HELMERICH & PAYNE, INC.	39,003	333,436
10,195	HESS CORP.	491,296	844,962
4,000	HOLLYFRONTIER CORP.	52,098	190,320
114,627	KEY ENERGY SERVICES, INC.(b)	1,012,978	1,059,154
7,412	KINDER MORGAN, INC.	67,014	240,816
6,400	KOSMOS ENERGY LTD.(b)(c)	61,257	70,400
5,800	MARATHON OIL CORP.	177,204	206,016
3,600	MARATHON PETROLEUM CORP.	199,978	313,344
5,500	MCDERMOTT INTERNATIONAL, INC.(b)	36,783	43,010
2,400	MURPHY OIL CORP.	27,663	150,864
4,700	NABORS INDUSTRIES LTD.(c)	70,547	115,855
8,722	NATIONAL OILWELL VARCO, INC.	214,854	679,182
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	37,632
8,400	NOBLE ENERGY, INC.	158,333	596,736
32,305	OCCIDENTAL PETROLEUM CORP.	1,432,435	3,078,343
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	179,650
400	OIL STATES INTERNATIONAL, INC.(b)	30,712	39,440
2,000	ONEOK, INC.	27,592	118,500
2,500	PATTERSON-UTI ENERGY, INC.	46,600	79,200
1,600	PEABODY ENERGY CORP.	30,292	26,144
503,000	PENGROWTH ENERGY CORP.(c)	2,317,791	3,058,240
13,372	PHILLIPS 66	156,993	1,030,446
3,200	PIONEER NATURAL RESOURCES CO.	48,507	598,848
1,200	RANGE RESOURCES CORP.	39,654	99,564
700	ROWAN COS. PLC, CLASS A(b)	23,660	23,576
36,800	SANDRIDGE ENERGY, INC.(b)	192,048	225,952
24,100	SCHLUMBERGER LTD.	848,876	2,349,750
127,800	SCORPIO TANKERS, INC.(c)	1,288,287	1,274,166
1,100	SM ENERGY CO.	57,442	78,419
7,200	SOUTHWESTERN ENERGY CO.(b)	107,060	331,272
10,954	SPECTRA ENERGY CORP.	155,906	404,641
1,200	TESORO CORP.	24,660	60,708
29,526	TIDEWATER, INC.	1,450,478	1,435,554
23,441	UNIT CORP.(b)	1,185,492	1,532,573
12,110	VALERO ENERGY CORP.	119,502	643,041
2,600	WHITING PETROLEUM CORP.(b)	73,761	180,414
7,200	WILLIAMS (THE) COS., INC.	152,628	292,176
2,400	WPX ENERGY, INC.(b)	34,284	43,272
		28,848,771	51,312,241	9.79%
Financials:
5,300	ACE LTD.(c)	280,788	525,018
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	220,055
9,850	AFLAC, INC.	262,100	620,944
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,943	152,376
4,346	ALLEGHANY CORP.(b)	1,209,887	1,770,473
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	278,613
8,300	ALLSTATE (THE) CORP.	197,623	469,614
800	AMERICAN CAMPUS COMMUNITIES, INC.	29,381	29,880
6,400	AMERICAN CAPITAL AGENCY CORP.	149,488	137,536
18,333	AMERICAN EXPRESS CO.	546,904	1,650,520
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	103,878
101,000	AMERICAN INTERNATIONAL GROUP, INC.	2,881,346	5,051,010
22,580	AMERICAN INTERNATIONAL GROUP, INC.- (FRACTIONAL SHARES)	-	-
3,450	AMERICAN TOWER CORP.	159,151	282,452
5,191	AMERIPRISE FINANCIAL, INC.	160,907	571,373
7,300	ANNALY CAPITAL MANAGEMENT, INC.	86,724	80,081
4,748	AON PLC(c)	110,582	400,161

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	$39,421	109,638
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	276,192
1,600	ARTHUR J GALLAGHER & CO.	34,040	76,128
2,500	ASSURANT, INC.	60,538	162,400
734	AVALONBAY COMMUNITIES, INC.	31,138	96,389
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	41,265
432,000	BANK OF AMERICA CORP.	4,490,969	7,430,400
56,783	BANK OF NEW YORK MELLON (THE) CORP.	1,287,045	2,003,872
43,078	BB&T CORP.	1,067,364	1,730,443
28,000	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,296,518	3,499,160
2,500	BIOMED REALTY TRUST, INC.	44,395	51,225
1,600	BLACKROCK, INC.	300,619	503,168
95,261	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	1,001,243	1,288,881
3,388	BOSTON PROPERTIES, INC.	171,468	388,028
2,800	BRANDYWINE REALTY TRUST	31,584	40,488
1,600	BRE PROPERTIES, INC.	50,588	100,448
900	CAMDEN PROPERTY TRUST	24,065	60,606
167,357	CAMPUS CREST COMMUNITIES, INC.	1,601,415	1,452,659
29,984	CAPITAL ONE FINANCIAL CORP.	1,286,775	2,313,565
16,000	CAPITALSOURCE, INC.	78,410	233,440
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	94,075
2,500	CBRE GROUP, INC., CLASS A(b)	50,579	68,575
21,400	CHARLES SCHWAB (THE) CORP.	186,608	584,862
36,400	CHIMERA INVESTMENT CORP.	85,728	111,384
2,700	CHUBB (THE) CORP.	86,607	241,110
2,800	CIT GROUP, INC.	100,145	137,256
44,281	CITIGROUP, INC.	1,542,166	2,107,776
2,000	CITY NATIONAL CORP.	75,538	157,440
1,765	CME GROUP, INC.	65,046	130,628
1,100	CNA FINANCIAL CORP.	25,102	46,992
800	COMERICA, INC.	25,288	41,440
735	COMMERCE BANCSHARES, INC.	25,578	34,119
4,800	CORPORATE OFFICE PROPERTIES TRUST	107,278	127,872
3,045	CORRECTIONS CORP. OF AMERICA	64,833	95,369
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	339,388
816	CULLEN/FROST BANKERS, INC.	45,125	63,264
8,500	DDR CORP.	114,409	140,080
58,055	DIGITAL REALTY TRUST, INC.	2,975,977	3,081,559
16,287	DISCOVER FINANCIAL SERVICES	233,079	947,741
5,200	DOUGLAS EMMETT, INC.	59,297	141,128
1,700	DUKE REALTY CORP.	28,496	28,696
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	138,120
1,100	EAST WEST BANCORP, INC.	25,190	40,150
14,088	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	534,624	758,357
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,920	32,520
8,216	EQUITY RESIDENTIAL	331,618	476,446
400	ESSEX PROPERTY TRUST, INC.	61,703	68,020
900	FEDERAL REALTY INVESTMENT TRUST	48,326	103,248
1,863	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	25,990	58,573
25,300	FIFTH THIRD BANCORP	220,963	580,635
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	96,300
30,500	FIRST HORIZON NATIONAL CORP.	193,065	376,370
28,087	FIRST INTERSTATE BANCSYSTEM, INC.	405,231	792,615
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	143,640
10,077	FRANKLIN RESOURCES, INC.	189,834	545,972
597	GAMING AND LEISURE PROPERTIES, INC.	23,422	21,767
6,400	GENERAL GROWTH PROPERTIES, INC.	122,757	140,800
10,800	GENWORTH FINANCIAL, INC., CLASS A(b)	57,035	191,484
108,000	GETTY REALTY CORP.	1,769,035	2,040,120
8,500	GOLDMAN SACHS GROUP (THE), INC.	723,238	1,392,725
3,500	GREENHILL & CO., INC.	106,120	181,930
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,228	130,499
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	45,490
7,600	HCP, INC.	126,683	294,804
4,300	HEALTH CARE REIT, INC.	224,974	256,280
8,500	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	98,569	96,815
500	HOME PROPERTIES, INC.	30,360	30,060
2,900	HOSPITALITY PROPERTIES TRUST	49,578	83,288

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
16,122	HOST HOTELS & RESORTS, INC.	$138,445	326,309
678	HOWARD HUGHES (THE) CORP.(b)	20,502	96,757
10,500	HUDSON CITY BANCORP, INC.	65,625	103,215
35,000	HUNTINGTON BANCSHARES, INC.	169,770	348,950
2,400	ING US, INC.	64,032	87,048
701	INTERCONTINENTALEXCHANGE GROUP, INC.	89,127	138,679
11,400	INVESCO LTD.	176,068	421,800
33,700	JANUS CAPITAL GROUP, INC.	222,792	366,319
700	JONES LANG LASALLE, INC.	39,950	82,950
60,546	JPMORGAN CHASE & CO.	1,549,200	3,675,748
11,700	KEYCORP	80,298	166,608
600	KILROY REALTY CORP.	31,708	35,148
8,201	KIMCO REALTY CORP.	97,605	179,438
3,752	LEGG MASON, INC.	52,584	183,998
4,700	LEUCADIA NATIONAL CORP.	95,768	131,600
1,100	LIBERTY PROPERTY TRUST	23,946	40,656
1,100	LINCOLN NATIONAL CORP.	22,715	55,737
6,000	LOEWS CORP.	131,444	264,300
2,000	M&T BANK CORP.	145,114	242,600
5,123	MACERICH (THE) CO.	121,389	319,317
200	MARKEL CORP.(b)	67,789	119,220
5,478	MARSH & MCLENNAN COS., INC.	153,199	270,065
3,100	MBIA, INC.(b)	25,265	43,369
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	274,680
1,300	MERCURY GENERAL CORP.	38,018	58,604
12,400	METLIFE, INC.	380,550	654,720
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,360	81,924
2,200	MOODY’S CORP.	77,502	174,504
21,600	MORGAN STANLEY	332,129	673,272
3,900	MSCI, INC.(b)	124,722	167,778
1,800	NASDAQ OMX GROUP (THE), INC.	45,036	66,492
199,375	NEW RESIDENTIAL INVESTMENT CORP.	1,155,570	1,289,956
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	122,919
300,410	NEWCASTLE INVESTMENT CORP.	1,419,833	1,411,927
1,802	NORTHERN TRUST CORP.	85,439	118,139
247,100	OLD REPUBLIC INTERNATIONAL CORP.	2,450,161	4,052,440
2,200	PARTNERRE LTD.(c)	119,029	227,700
5,200	PEOPLE’S UNITED FINANCIAL, INC.	68,068	77,324
56,770	PHH CORP.(b)	1,265,412	1,466,937
4,385	PLUM CREEK TIMBER CO., INC.	105,969	184,345
26,027	PNC FINANCIAL SERVICES GROUP (THE), INC.	1,363,412	2,264,349
1,600	POPULAR, INC.(b)(c)	33,280	49,584
32,300	PRINCIPAL FINANCIAL GROUP, INC.	1,223,487	1,485,477
6,048	PROGRESSIVE (THE) CORP.	80,691	146,483
10,169	PROLOGIS, INC.	257,893	415,200
2,200	PROTECTIVE LIFE CORP.	24,849	115,698
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	719,525
2,561	PUBLIC STORAGE	280,283	431,503
6,972	RAYONIER, INC.	104,763	320,085
700	REALOGY HOLDINGS CORP.(b)	30,338	30,415
2,700	REALTY INCOME CORP.	60,063	110,322
3,900	REGENCY CENTERS CORP.	91,178	199,134
15,799	REGIONS FINANCIAL CORP.	86,452	175,527
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	87,395	132,692
7,500	SEI INVESTMENTS CO.	108,537	252,075
3,900	SENIOR HOUSING PROPERTIES TRUST	81,098	87,633
400	SIGNATURE BANK(b)	29,712	50,236
132,000	SILVER BAY REALTY TRUST CORP.	2,412,967	2,048,640
3,595	SIMON PROPERTY GROUP, INC.	157,583	589,580
1,900	SL GREEN REALTY CORP.	58,204	191,178
12,600	SLM CORP.	134,787	308,448
3,000	SPIRIT REALTY CAPITAL, INC.	28,555	32,940
4,400	ST. JOE (THE) CO.(b)	69,320	84,700
1,200	STARWOOD PROPERTY TRUST, INC.	29,671	28,308
240	STARWOOD WAYPOINT RESIDENTIAL TRUST(b)	6,960	6,910
6,000	STATE STREET CORP.	262,103	417,300
36,220	STONEGATE MORTGAGE CORP.(b)	615,094	538,229
6,634	SUNTRUST BANKS, INC.	92,816	263,967

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
25,600	SYNOVUS FINANCIAL CORP.	$48,740	86,784
6,349	T ROWE PRICE GROUP, INC.	125,884	522,840
2,100	TAUBMAN CENTERS, INC.	59,593	148,659
12,000	TCF FINANCIAL CORP.	111,496	199,920
2,600	TFS FINANCIAL CORP.(b)	25,038	32,318
3,600	TORCHMARK CORP.	95,048	283,320
10,388	TRAVELERS (THE) COS., INC.	366,260	884,019
4,100	UDR, INC.	65,319	105,903
1,600	UNUM GROUP	33,328	56,496
17,885	US BANCORP	325,796	766,551
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	41,481
3,200	VALLEY NATIONAL BANCORP	29,792	33,312
3,800	VENTAS, INC.	201,381	230,166
2,600	VORNADO REALTY TRUST	198,652	256,256
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	213,498
41,660	WASHINGTON FEDERAL, INC.	721,829	970,678
2,100	WEINGARTEN REALTY INVESTORS	30,001	63,000
86,145	WELLS FARGO & CO.	1,255,316	4,284,852
5,300	WEYERHAEUSER CO.	159,708	155,555
62	WHITE MOUNTAINS INSURANCE GROUP LTD.	32,418	37,194
1,106	WR BERKLEY CORP.	29,276	46,032
4,900	XL GROUP PLC(c)	95,648	153,125
43,501	ZIONS BANCORPORATION	1,280,404	1,347,661
		57,255,340	93,259,411	17.80%
Health Care:
17,435	ABBOTT LABORATORIES	380,902	671,422
23,735	ABBVIE, INC.	606,253	1,219,979
3,175	ACTAVIS PLC(b)(c)	79,361	653,574
4,503	AETNA, INC.	34,521	337,590
5,600	AGILENT TECHNOLOGIES, INC.	221,244	313,152
4,200	ALERE, INC.(b)	77,812	144,270
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,088	456,390
5,507	ALLERGAN, INC.	201,259	683,419
7,200	AMERISOURCEBERGEN CORP.	115,968	472,248
16,000	AMGEN, INC.	64,848	1,973,440
4,200	BAXTER INTERNATIONAL, INC.	220,382	309,036
17,970	BAYER A.G. ADR(c)(d)	1,257,826	2,430,622
2,500	BECTON DICKINSON AND CO.	143,665	292,700
5,450	BIOGEN IDEC, INC.(b)	68,929	1,666,991
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	61,389
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	443,456
27,500	BRISTOL-MYERS SQUIBB CO.	730,394	1,428,625
19,435	CARDINAL HEALTH, INC.	818,428	1,360,061
1,100	CATAMARAN CORP.(b)	32,791	49,236
7,036	CELGENE CORP.(b)	198,565	982,226
3,600	CERNER CORP.(b)	40,604	202,500
5,700	CIGNA CORP.	89,680	477,261
3,879	COMMUNITY HEALTH SYSTEMS, INC.(b)	68,097	151,940
4,100	COVIDIEN PLC(c)	186,882	302,006
1,200	CR BARD, INC.	72,420	177,576
2,850	DAVITA HEALTHCARE PARTNERS, INC.(b)	21,812	196,222
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	170,348
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,151	281,846
7,100	ELI LILLY & CO.	239,060	417,906
4,200	ENDO INTERNATIONAL PLC(b)(c)	110,376	288,330
16,502	EXPRESS SCRIPTS HOLDING CO.(b)	241,921	1,239,135
4,300	FOREST LABORATORIES, INC.(b)	149,131	396,761
27,920	GILEAD SCIENCES, INC.(b)	226,342	1,978,411
600	HCA HOLDINGS, INC.(b)	29,130	31,500
1,300	HEALTH NET, INC.(b)	31,603	44,213
58,140	HEALTHSOUTH CORP.	1,044,126	2,088,970
1,900	HENRY SCHEIN, INC.(b)	86,166	226,803
7,208	HOLOGIC, INC.(b)	102,880	154,972
34,811	HOSPIRA, INC.(b)	1,142,803	1,505,576
10,077	HUMANA, INC.	477,532	1,135,879
1,400	IDEXX LABORATORIES, INC.(b)	60,410	169,960
2,300	ILLUMINA, INC.(b)	98,233	341,918
300	INTUITIVE SURGICAL, INC.(b)	112,800	131,397

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
67,593	JOHNSON & JOHNSON	$3,138,270	6,639,660
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	78,568
5,700	MCKESSON CORP.	202,596	1,006,449
16,900	MEDTRONIC, INC.	617,995	1,040,026
49,878	MERCK & CO., INC.	1,199,047	2,831,574
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	311,333
4,600	MYLAN, INC.(b)	85,192	224,618
21,945	NOVARTIS A.G. ADR(c)(d)	1,287,171	1,865,764
1,600	PATTERSON COS., INC.	29,864	66,816
3,400	PERKINELMER, INC.	53,706	153,204
300	PERRIGO CO. PLC(c)	9,952	46,398
160,047	PFIZER, INC.	1,528,690	5,140,710
2,400	QIAGEN N.V.(b)(c)	43,584	50,616
35,454	QUEST DIAGNOSTICS, INC.	1,931,110	2,053,496
1,200	REGENERON PHARMACEUTICALS, INC.(b)	187,859	360,336
4,000	RESMED, INC.	81,990	178,760
600	SALIX PHARMACEUTICALS LTD.(b)	24,294	62,166
26,745	SANOFI ADR(c)(d)	1,396,231	1,398,229
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	67,203
4,539	ST. JUDE MEDICAL, INC.	114,088	296,805
4,700	STRYKER CORP.	18,139	382,909
20,625	TELEFLEX, INC.	1,094,711	2,211,825
35,670	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(d)	1,376,046	1,884,803
6,700	THERMO FISHER SCIENTIFIC, INC.	138,727	805,608
77,370	TRIPLE-S MANAGEMENT CORP., CLASS B(b)(c)	1,441,335	1,248,752
16,802	UNITEDHEALTH GROUP, INC.	263,626	1,377,596
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	167,095
20,130	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	566,080	2,653,738
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	394,753
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	212,160
2,600	WATERS CORP.(b)	60,997	281,866
9,249	WELLPOINT, INC.	325,438	920,738
3,374	ZIMMER HOLDINGS, INC.	140,047	319,113
		28,184,106	64,794,943	12.36%
Industrials:
9,787	3M CO.	645,856	1,327,704
948	ACCO BRANDS CORP.(b)	3,315	5,840
28,877	ADT (THE) CORP.	866,548	864,866
1,410	AGCO CORP.	54,377	77,776
75,330	AIR LEASE CORP.	1,868,329	2,809,056
1,533	ALLEGION PLC(c)	40,913	79,977
5,175	AMETEK, INC.	73,220	266,461
1,700	B/E AEROSPACE, INC.(b)	47,626	147,543
29,760	BOEING (THE) CO.	1,404,260	3,734,582
2,200	CARLISLE COS., INC.	45,116	174,548
11,004	CATERPILLAR, INC.	295,368	1,093,467
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	217,875
2,027	CON-WAY, INC.	44,529	83,269
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	116,152
3,948	CRANE CO.	66,572	280,900
27,900	CSX CORP.	97,923	808,263
3,700	CUMMINS, INC.	50,756	551,263
11,163	DANAHER CORP.	255,642	837,225
7,300	DEERE & CO.	199,160	662,840
10,100	DELTA AIR LINES, INC.	100,965	349,965
1,460	DONALDSON CO., INC.	38,557	61,904
2,125	DOVER CORP.	61,065	173,719
1,987	DUN & BRADSTREET (THE) CORP.	49,383	197,408
8,384	EATON CORP. PLC(c)	152,450	629,806
15,500	EMERSON ELECTRIC CO.	422,332	1,035,400
194,000	EXELIS, INC.	2,211,224	3,687,940
900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	26,150	35,667
1,600	FASTENAL CO.	34,863	78,912
6,653	FEDEX CORP.	130,734	881,922
300	FLOWSERVE CORP.	14,470	23,502
1,950	FLUOR CORP.	26,013	151,574
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	180,944
1,400	GATX CORP.	24,276	95,032

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,500	GENERAL CABLE CORP.	$60,825	64,025
3,100	GENERAL DYNAMICS CORP.	204,878	337,652
311,600	GENERAL ELECTRIC CO.	4,860,340	8,067,324
1,600	HARSCO CORP.	28,236	37,488
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	175,824
9,288	HONEYWELL INTERNATIONAL, INC.	285,338	861,555
1,200	HUBBELL, INC., CLASS B	43,310	143,844
610	HUNTINGTON INGALLS INDUSTRIES, INC.	14,978	62,379
2,500	IDEX CORP.	58,238	182,225
700	IHS, INC., CLASS A(b)	30,838	85,050
5,624	ILLINOIS TOOL WORKS, INC.	205,252	457,400
4,600	INGERSOLL-RAND PLC(c)	160,916	263,304
1,524	IRON MOUNTAIN, INC.	35,583	42,017
800	ITT CORP.	8,681	34,208
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	93,218
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	151,032
176,290	JETBLUE AIRWAYS CORP.(b)	1,122,110	1,531,960
26,038	JOY GLOBAL, INC.	1,400,097	1,510,204
2,900	KANSAS CITY SOUTHERN	46,328	295,974
60,746	KBR, INC.	1,887,233	1,620,703
400	KIRBY CORP.(b)	24,760	40,500
1,100	L-3 COMMUNICATIONS HOLDINGS, INC.	49,763	129,965
1,200	LANDSTAR SYSTEM, INC.	38,351	71,064
88,050	LATAM AIRLINES GROUP S.A. ADR(c)(d)	1,428,085	1,325,152
900	LENNOX INTERNATIONAL, INC.	26,811	81,819
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	100,814
3,700	LOCKHEED MARTIN CORP.	176,198	603,988
4,800	MANITOWOC (THE) CO., INC.	47,568	150,960
2,475	MANPOWERGROUP, INC.	81,958	195,104
13,200	MASCO CORP.	97,548	293,172
2,200	NAVISTAR INTERNATIONAL CORP.(b)	47,586	74,514
2,000	NIELSEN HOLDINGS N.V.	61,200	89,260
700	NORDSON CORP.	29,470	49,343
4,760	NORFOLK SOUTHERN CORP.	99,373	462,529
3,660	NORTHROP GRUMMAN CORP.	139,878	451,571
6,300	OSHKOSH CORP.	109,053	370,881
1,100	OWENS CORNING	22,578	47,487
8,389	PACCAR, INC.	91,278	565,754
2,200	PALL CORP.	55,214	196,834
2,850	PARKER HANNIFIN CORP.	123,853	341,174
2,519	PENTAIR LTD. (REGISTERED)(c)	73,408	199,857
2,000	PRECISION CASTPARTS CORP.	118,921	505,520
4,100	QUANTA SERVICES, INC.(b)	52,132	151,290
5,300	RAYTHEON CO.	148,950	523,587
3,100	REPUBLIC SERVICES, INC.	92,639	105,896
5,250	ROCKWELL AUTOMATION, INC.	73,987	653,887
5,214	ROCKWELL COLLINS, INC.	154,727	415,399
300	ROPER INDUSTRIES, INC.	19,526	40,053
2,800	RR DONNELLEY & SONS CO.	25,228	50,120
9,431	RYDER SYSTEM, INC.	325,233	753,726
700	SNAP-ON, INC.	17,991	79,436
2,700	SOLARCITY CORP.(b)	98,496	169,074
17,600	SOUTHWEST AIRLINES CO.	129,730	415,536
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	25,470	42,285
300	SPX CORP.	11,766	29,493
2,557	STANLEY BLACK & DECKER, INC.	72,048	207,731
2,000	STERICYCLE, INC.(b)	95,283	227,240
1,700	TEREX CORP.	31,637	75,310
1,100	TEXTRON, INC.	27,165	43,219
1,000	TOWERS WATSON & CO., CLASS A	56,220	114,050
22,240	TRIUMPH GROUP, INC.	1,567,233	1,436,259
10,500	TYCO INTERNATIONAL LTD.(c)	190,755	445,200
7,600	UNION PACIFIC CORP.	219,426	1,426,216
4,828	UNITED CONTINENTAL HOLDINGS, INC.(b)	104,937	215,474
10,640	UNITED PARCEL SERVICE, INC., CLASS B	635,863	1,036,123
25,305	UNITED STATIONERS, INC.	999,219	1,039,276
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,968,754
24,387	UNIVERSAL FOREST PRODUCTS, INC.	889,549	1,349,577

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
25,543	URS CORP.	$1,032,957	1,202,054
2,000	USG CORP.(b)	12,350	65,440
2,200	UTI WORLDWIDE, INC.	25,509	23,298
500	VERISK ANALYTICS, INC., CLASS A(b)	25,120	29,980
1,966	WABCO HOLDINGS, INC.(b)	30,197	207,531
1,400	WABTEC CORP.	25,602	108,500
1,650	WASTE CONNECTIONS, INC.	29,914	72,369
8,650	WASTE MANAGEMENT, INC.	135,675	363,905
1,700	WW GRAINGER, INC.	74,317	429,522
1,600	XYLEM, INC.	30,618	58,272
		31,127,175	59,663,032	11.39%
Information Technology:
7,300	ACCENTURE PLC, CLASS A(c)	354,872	581,956
7,800	ACTIVISION BLIZZARD, INC.	34,584	159,432
7,524	ADOBE SYSTEMS, INC.(b)	128,931	494,628
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	192,093
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	435,920
5,000	ALTERA CORP.	94,155	181,200
8,600	ANALOG DEVICES, INC.	120,368	457,004
1,300	ANSYS, INC.(b)	34,888	100,126
7,800	AOL, INC.(b)	103,038	341,406
14,800	APPLE, INC.	396,780	7,943,752
12,100	APPLIED MATERIALS, INC.	130,014	247,082
700	ARROW ELECTRONICS, INC.(b)	18,814	41,552
173,420	ATMEL CORP.(b)	1,502,158	1,449,791
2,386	AUTODESK, INC.(b)	55,907	117,343
6,066	AUTOMATIC DATA PROCESSING, INC.	248,537	468,659
800	AVAGO TECHNOLOGIES LTD.(c)	26,256	51,528
2,300	AVX CORP.	24,817	30,314
9,791	BROADCOM CORP., CLASS A	151,120	308,221
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	80,965
3,000	CA, INC.	66,523	92,910
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	65,268
167,628	CISCO SYSTEMS, INC.	1,393,890	3,756,543
4,234	CITRIX SYSTEMS, INC.(b)	47,866	243,159
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	637,686
1,500	COMPUTER SCIENCES CORP.	62,082	91,230
400	CONCUR TECHNOLOGIES, INC.(b)	27,272	39,628
6,700	CORELOGIC, INC.(b)	76,313	201,268
23,200	CORNING, INC.	181,284	483,024
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	5,340	27,729
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	89,000
11,100	EBAY, INC.(b)	208,371	613,164
286,000	EBIX, INC.	3,185,369	4,882,020
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	101,778
8,900	ELECTRONIC ARTS, INC.(b)	125,795	258,189
34,310	EMC CORP.	233,560	940,437
900	EQUINIX, INC.(b)	69,754	166,356
1,300	F5 NETWORKS, INC.(b)	30,062	138,619
36,758	FABRINET(b)(c)	578,453	763,464
26,400	FACEBOOK, INC., CLASS A(b)	806,504	1,590,336
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	417,017
7,900	FISERV, INC.(b)	108,063	447,851
2,100	FLIR SYSTEMS, INC.	49,313	75,600
1,300	FORTINET, INC.(b)	24,791	28,639
3,100	FREESCALE SEMICONDUCTOR LTD.(b)	34,162	75,671
2,100	GENPACT LTD.(b)(c)	33,894	36,582
1,000	GLOBAL PAYMENTS, INC.	33,115	71,110
6,021	GOOGLE, INC., CLASS A(b)	2,475,635	6,710,465
2,800	HARRIS CORP.	37,337	204,848
31,300	HEWLETT-PACKARD CO.	555,703	1,012,868
500	IAC/INTERACTIVECORP	22,745	35,695
1,800	INFORMATICA CORP.(b)	54,045	68,004
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	153,712
146,226	INTEL CORP.	1,333,787	3,774,093
16,346	INTERNATIONAL BUSINESS MACHINES CORP.	1,296,016	3,146,442
5,000	INTUIT, INC.	103,285	388,650

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
1,900	ITRON, INC.(b)	$65,968	67,526
900	JABIL CIRCUIT, INC.	14,140	16,200
2,567	JUNIPER NETWORKS, INC.(b)	35,912	66,126
2,600	KLA-TENCOR CORP.	86,094	179,764
1,062	KNOWLES CORP.(b)	12,542	33,527
4,800	LAM RESEARCH CORP.(b)	123,706	264,000
53,500	LEIDOS HOLDINGS, INC.	1,634,312	1,892,295
5,400	LINEAR TECHNOLOGY CORP.	119,475	262,926
2,100	LINKEDIN CORP., CLASS A(b)	316,243	388,374
23,700	LSI CORP.	99,658	262,359
14,800	MARVELL TECHNOLOGY GROUP LTD.(c)	94,528	233,100
17,000	MASTERCARD, INC., CLASS A	182,282	1,269,900
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	145,728
4,200	MICROCHIP TECHNOLOGY, INC.	55,093	200,592
11,900	MICRON TECHNOLOGY, INC.(b)	53,372	281,554
1,000	MICROS SYSTEMS, INC.(b)	26,215	52,930
123,950	MICROSOFT CORP.	535,441	5,080,710
85,363	MOTOROLA SOLUTIONS, INC.	3,912,609	5,487,987
5,700	NETAPP, INC.	144,148	210,330
4,800	NEUSTAR, INC., CLASS A(b)	79,848	156,048
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	82,416
8,900	NVIDIA CORP.	60,302	159,399
124,597	ORACLE CORP.	1,872,111	5,097,263
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	192,080
3,666	PAYCHEX, INC.	10,315	156,172
105,207	PHOTRONICS, INC.(b)	878,298	897,416
20,700	QUALCOMM, INC.	502,530	1,632,402
4,200	RED HAT, INC.(b)	61,669	222,516
99,959	RF MICRO DEVICES, INC.(b)	420,329	787,677
8,100	SALESFORCE.COM, INC.(b)	113,766	462,429
5,300	SANDISK CORP.	51,148	430,307
30,571	SCIENCE APPLICATIONS INTERNATIONAL CORP.	739,224	1,143,050
5,500	SEAGATE TECHNOLOGY PLC(c)	51,728	308,880
3,700	SERVICENOW, INC.(b)	139,416	221,704
500	SPLUNK, INC.(b)	25,870	35,745
15,519	SYMANTEC CORP.	88,098	309,914
800	SYNOPSYS, INC.(b)	13,284	30,728
4,500	TERADATA CORP.(b)	73,317	221,355
33,900	TERADYNE, INC.(b)	571,682	674,271
17,400	TEXAS INSTRUMENTS, INC.	280,527	820,410
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	82,107
5,000	TRIMBLE NAVIGATION LTD.(b)	38,163	194,350
900	VERISIGN, INC.(b)	40,779	48,519
7,500	VISA, INC., CLASS A	543,213	1,618,950
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	116,064
557	VISHAY PRECISION GROUP, INC.(b)	5,692	9,681
1,500	VMWARE, INC., CLASS A(b)	47,285	162,030
5,900	WESTERN DIGITAL CORP.	91,433	541,738
6,000	WESTERN UNION (THE) CO.	76,080	98,160
3,000	WORKDAY, INC., CLASS A(b)	180,280	274,290
78,147	XEROX CORP.	524,256	883,061
6,750	XILINX, INC.	47,180	366,323
20,640	YAHOO!, INC.(b)	228,331	740,976
60,000	ZYNGA, INC., CLASS A(b)	160,272	258,000
		33,137,809	81,344,386	15.52%
Materials:
2,775	AIR PRODUCTS & CHEMICALS, INC.	126,374	330,336
400	AIRGAS, INC.	16,882	42,604
1,300	ALBEMARLE CORP.	29,152	86,346
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	60,288
800	APTARGROUP, INC.	27,324	52,880
1,600	ASHLAND, INC.	47,358	159,168
700	AVERY DENNISON CORP.	25,347	35,469
2,564	BALL CORP.	10,015	140,533
3,000	BEMIS CO., INC.	66,889	117,720
60,786	BOISE CASCADE CO.(b)	1,766,129	1,740,911
600	CELANESE CORP., SERIES A	24,630	33,306

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
1,100	CF INDUSTRIES HOLDINGS, INC.	$97,135	286,704
9,000	CLIFFS NATURAL RESOURCES, INC.	171,988	184,140
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	41,260
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	1,913,977
700	CYTEC INDUSTRIES, INC.	25,564	68,327
1,000	DOMTAR CORP.(c)	52,480	112,220
17,700	DOW CHEMICAL (THE) CO.	441,871	860,043
15,225	E.I. DU PONT DE NEMOURS & CO.	485,530	1,021,597
438	EAGLE MATERIALS, INC.	1,727	38,833
3,000	EASTMAN CHEMICAL CO.	58,012	258,630
3,991	ECOLAB, INC.	137,417	430,988
17,896	FREEPORT-MCMORAN COPPER & GOLD, INC.	437,128	591,821
900	GREIF, INC., CLASS A	27,104	47,241
13,991	HAYNES INTERNATIONAL, INC.	699,607	755,514
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	352,353
9,431	INTERNATIONAL PAPER CO.	117,152	432,694
22,726	LSB INDUSTRIES, INC.(b)	739,156	850,407
1,900	LYONDELLBASELL INDUSTRIES N.V., CLASS A	53,149	168,986
700	MARTIN MARIETTA MATERIALS, INC.	27,965	89,845
2,875	MEADWESTVACO CORP.	27,016	108,215
23,800	MOLYCORP, INC.(b)	135,660	111,622
10,115	MONSANTO CO.	47,604	1,150,783
39,149	MOSAIC (THE) CO.	1,888,309	1,957,450
96,000	NEWMONT MINING CORP.	2,343,871	2,250,240
5,844	NUCOR CORP.	99,313	295,356
68,625	OWENS-ILLINOIS, INC.(b)	1,803,126	2,321,584
2,100	PACKAGING CORP. OF AMERICA	30,901	147,777
3,986	PPG INDUSTRIES, INC.	180,558	771,132
6,450	PRAXAIR, INC.	258,706	844,756
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	155,452
400	ROCK TENN CO., CLASS A	29,220	42,228
2,300	ROYAL GOLD, INC.	111,970	144,026
6,500	RPM INTERNATIONAL, INC.	72,503	271,960
53,255	RTI INTERNATIONAL METALS, INC.(b)	1,345,818	1,479,424
118,400	SEALED AIR CORP.	2,332,433	3,891,808
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	312,451
3,600	SONOCO PRODUCTS CO.	74,519	147,672
3,234	SOUTHERN COPPER CORP.	38,445	94,142
8,700	STEEL DYNAMICS, INC.	95,178	154,773
1,273	SUNCOKE ENERGY, INC.(b)	8,474	29,075
1,600	UNITED STATES STEEL CORP.	30,208	44,176
3,200	VALSPAR (THE) CORP.	68,240	230,784
2,100	VULCAN MATERIALS CO.	63,441	139,545
		18,391,462	28,401,572	5.42%
Telecommunication Services:
135,790	AT&T, INC.	3,740,511	4,762,155
16,300	FRONTIER COMMUNICATIONS CORP.	71,611	92,910
5,100	LEVEL 3 COMMUNICATIONS, INC.(b)	115,002	199,614
700	SBA COMMUNICATIONS CORP., CLASS A(b)	53,338	63,672
10,940	SPRINT CORP.(b)	26,340	100,539
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	142,452
1,500	T-MOBILE US, INC.(b)	13,875	49,545
284,000	TURKCELL ILETISIM HIZMETLERI A/S ADR(b)(c)(d)	3,474,067	3,910,680
2,300	TW TELECOM, INC.(b)	58,604	71,898
52,383	VERIZON COMMUNICATIONS, INC.	1,913,551	2,491,859
18,218	WINDSTREAM HOLDINGS, INC.	142,808	150,116
		9,718,857	12,035,440	2.30%
Utilities:
9,100	AES CORP.	99,645	129,948
4,500	AGL RESOURCES, INC.	135,198	220,320
1,000	ALLIANT ENERGY CORP.	24,835	56,810
4,000	AMEREN CORP.	114,624	164,800
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	466,072
45,310	AMERICAN WATER WORKS CO., INC.	1,186,470	2,057,074
1,735	AQUA AMERICA, INC.	22,973	43,497
8,500	CALPINE CORP.(b)	56,653	177,735
5,800	CENTERPOINT ENERGY, INC.	66,308	137,402

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
10,200	CMS ENERGY CORP.	$144,342	298,656
4,589	CONSOLIDATED EDISON, INC.	184,849	246,200
9,762	DOMINION RESOURCES, INC.	334,591	693,004
2,300	DTE ENERGY CO.	84,036	170,867
10,851	DUKE ENERGY CORP.	395,594	772,808
8,525	EDISON INTERNATIONAL	182,117	482,600
3,064	ENTERGY CORP.	60,101	204,828
8,124	EXELON CORP.	239,927	272,642
1,100	FIRSTENERGY CORP.	39,643	37,433
2,800	GREAT PLAINS ENERGY, INC.	43,498	75,712
10,500	ITC HOLDINGS CORP.	154,844	392,175
1,500	NATIONAL FUEL GAS CO.	38,322	105,060
5,400	NEXTERA ENERGY, INC.	259,568	516,348
6,900	NISOURCE, INC.	111,901	245,157
4,961	NORTHEAST UTILITIES	125,492	225,726
10,883	NRG ENERGY, INC.	189,415	346,079
18,925	NRG YIELD, INC., CLASS A	717,525	748,105
4,800	OGE ENERGY CORP.	43,344	176,448
500	ONE GAS, INC.(b)	3,925	17,965
1,500	PEPCO HOLDINGS, INC.	28,485	30,720
5,900	PG&E CORP.	79,340	254,880
2,400	PINNACLE WEST CAPITAL CORP.	71,637	131,184
9,000	PPL CORP.	245,589	298,260
7,800	PUBLIC SERVICE ENTERPRISE GROUP, INC.	236,574	297,492
57,300	QUESTAR CORP.	959,089	1,362,594
4,800	SCANA CORP.	166,536	246,336
3,300	SEMPRA ENERGY	170,450	319,308
11,700	SOUTHERN (THE) CO.	275,353	514,098
7,600	TECO ENERGY, INC.	90,842	130,340
3,100	UGI CORP.	51,203	141,391
1,400	WESTAR ENERGY, INC.	25,767	49,224
4,820	WISCONSIN ENERGY CORP.	46,469	224,371
4,825	XCEL ENERGY, INC.	43,342	146,487
		7,840,364	13,628,156	2.60%
Sub-total Common Stocks:		256,578,997	502,113,284	95.82%
Master Limited Partnerships:
Energy:
42,345	ATLAS PIPELINE PARTNERS L.P.	1,461,527	1,359,698
27,570	ENTERPRISE PRODUCTS PARTNERS L.P.	1,184,195	1,912,255
42,825	MAGELLAN MIDSTREAM PARTNERS L.P.	1,197,472	2,986,616
		3,843,194	6,258,569	1.19%
Sub-total Master Limited Partnerships:		3,843,194	6,258,569	1.19%
Rights:
Health Care:
700	SANOFI (CONTINGENT VALUE RIGHTS)(b)(c)	-	224
Sub-total Rights:		-	224	0.00%
Short-Term Investments:
14,981,580	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	14,981,580	14,981,580
Sub-total Short-Term Investments:		14,981,580	14,981,580	2.86%
	Grand total(f)	$275,403,771	523,353,657	99.87%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2014, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.92% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.59% of net assets as of March 31, 2014.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $15,630,648 with net sales of approximately $649,068 during the three months ended March 31, 2014.

(f)

At March 31, 2014, the cost for Federal income tax purposes was $275,916,955. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$249,720,913
Gross unrealized depreciation	(2,284,211)
Net unrealized appreciation	$247,436,702

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
March 31, 2014

Fair value is an estimate of the price the Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments, which are carried at fair value as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$502,113,284	$—	$—	$502,113,284
Master Limited Partnerships	6,258,569	—	—	6,258,569
Rights	224	—	—	224
Short-Term Investments	14,981,580	—	—	14,981,580
Total	$523,353,657	$—	$—	$523,353,657

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, rights, and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity, master limited partnerships, and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2014, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
March 31, 2014

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
41,015	ARCTIC CAT, INC.	$1,670,491	1,960,107
49,536	BEBE STORES, INC.	277,555	303,160
114,352	BLACK DIAMOND, INC.(b)	946,860	1,398,525
9,047	BRAVO BRIO RESTAURANT GROUP, INC.(b)	142,992	127,653
45,186	BUILD-A-BEAR WORKSHOP, INC.(b)	329,410	435,141
51,526	CALLAWAY GOLF CO.	410,156	526,596
16,143	CAREER EDUCATION CORP.(b)	104,031	120,427
7,085	CARRIAGE SERVICES, INC.	124,952	129,230
63,367	COOPER TIRE & RUBBER CO.	1,197,592	1,539,818
38,500	CST BRANDS, INC.	1,164,103	1,202,740
212,572	DANA HOLDING CORP.	4,243,764	4,946,550
25,946	DECKERS OUTDOOR CORP.(b)	1,875,411	2,068,675
162,000	DENNY’S CORP.(b)	628,669	1,041,660
5,553	DESTINATION MATERNITY CORP.	148,358	152,152
8,632	DESTINATION XL GROUP, INC.(b)	53,084	48,685
36,323	DGSE COS., INC.(b)	93,710	77,731
124,084	EXPRESS, INC.(b)	2,207,780	1,970,454
52,500	FEDERAL-MOGUL CORP.(b)	885,124	982,275
27,000	FTD COS., INC.(b)	878,752	858,870
22,625	GAIAM, INC., CLASS A(b)	82,050	164,031
247,260	HANCOCK FABRICS, INC.(b)	315,708	271,986
32,000	HILLENBRAND, INC.	909,468	1,034,560
83,736	JOE’S JEANS, INC.(b)	94,863	100,483
1,607	JOHNSON OUTDOORS, INC., CLASS A	35,206	40,850
10,692	JTH HOLDING, INC., CLASS A(b)	175,699	296,596
17,723	K12, INC.(b)	342,011	401,426
121,340	LIFELOCK, INC.(b)	1,379,081	2,076,127
45,649	LITHIA MOTORS, INC., CLASS A	2,662,680	3,033,833
20,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	457,786	1,118,200
6,421	MULTIMEDIA GAMES HOLDING CO., INC.(b)	187,320	186,466
9,413	NATHAN’S FAMOUS, INC.(b)	471,301	461,143
343,559	OFFICE DEPOT, INC.(b)	1,768,135	1,418,899
25,782	OUTERWALL, INC.(b)	1,831,008	1,869,195
37,000	PENSKE AUTOMOTIVE GROUP, INC.	723,337	1,582,120
113,839	PIER 1 IMPORTS, INC.	1,860,971	2,149,280
96,692	PINNACLE ENTERTAINMENT, INC.(b)	2,187,244	2,291,600
19,644	REMY INTERNATIONAL, INC.	382,381	463,991
30,640	ROCKY BRANDS, INC.	295,056	440,910
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,178,200
13,037	SHILOH INDUSTRIES, INC.(b)	231,670	231,276
30,787	SHOE CARNIVAL, INC.	703,413	709,333
61,031	SHUTTERFLY, INC.(b)	2,891,158	2,604,803
45,000	STARZ, CLASS A(b)	840,237	1,452,600
19,319	STONERIDGE, INC.(b)	219,628	216,952
17,071	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	332,394	349,785
17,218	TOWER INTERNATIONAL, INC.(b)	377,117	468,674
47,500	TRI POINTE HOMES, INC.(b)	843,162	770,925
15,500	VAIL RESORTS, INC.	580,317	1,080,350
10,594	WINNEBAGO INDUSTRIES, INC.(b)	285,033	290,170
		41,214,485	48,645,213	14.36%
Consumer Staples:
14,721	DIAMOND FOODS, INC.(b)	366,997	514,204
43,495	FEMALE HEALTH (THE) CO.	379,482	337,521
60,750	FLOWERS FOODS, INC.	511,723	1,303,087
35,208	FRESH MARKET (THE), INC.(b)	1,452,020	1,182,989
50,724	INTER PARFUMS, INC.	942,438	1,836,716
34,429	OMEGA PROTEIN CORP.(b)	318,139	415,558
55,285	PANTRY (THE), INC.(b)	751,838	848,072
30,239	PRIMO WATER CORP.(b)	92,904	117,630
32,578	S&W SEED CO.(b)	179,323	241,403
7,087	SENECA FOODS CORP., CLASS A(b)	154,404	223,099
30,000	SNYDER’S-LANCE, INC.	663,181	845,700
17,418	SPARTAN STORES, INC.	401,711	404,272
43,337	SPECTRUM BRANDS HOLDINGS, INC.	1,145,483	3,453,959
		7,359,643	11,724,210	3.46%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy:
20,512	ALON USA ENERGY, INC.	$270,127	306,449
28,000	BONANZA CREEK ENERGY, INC.(b)	861,029	1,243,200
44,200	CARRIZO OIL & GAS, INC.(b)	1,149,167	2,362,932
121,430	CLOUD PEAK ENERGY, INC.(b)	2,165,084	2,567,030
8,969	COMSTOCK RESOURCES, INC.	128,606	204,942
123,184	DAKOTA PLAINS HOLDINGS, INC.(b)	419,023	213,108
9,923	EVOLUTION PETROLEUM CORP.	109,854	126,320
75,184	FORBES ENERGY SERVICES LTD.(b)	293,310	296,977
23,000	GULFPORT ENERGY CORP.(b)	633,941	1,637,140
49,500	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	1,043,100	1,137,510
374,516	HERCULES OFFSHORE, INC.(b)	2,160,916	1,719,028
46,104	HORNBECK OFFSHORE SERVICES, INC.(b)	1,842,554	1,927,608
32,000	OASIS PETROLEUM, INC.(b)	564,228	1,335,360
44,113	PETROQUEST ENERGY, INC.(b)	191,648	251,444
23,483	RESOLUTE ENERGY CORP.(b)	180,222	169,078
972	REX AMERICAN RESOURCES CORP.(b)	43,075	55,453
24,209	ROSETTA RESOURCES, INC.(b)	1,145,081	1,127,655
38,500	SANCHEZ ENERGY CORP.(b)	878,506	1,140,755
48,081	STEEL EXCEL, INC.(b)	1,354,687	1,538,592
85,900	TRIANGLE PETROLEUM CORP.(b)	916,003	707,816
		16,350,161	20,068,397	5.92%
Financials:
75,237	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,456,259	1,777,098
12,595	AMERICAN NATIONAL BANKSHARES, INC.	255,148	296,234
22,714	AMREIT, INC.	401,243	376,371
49,235	AMTRUST FINANCIAL SERVICES, INC.	1,029,508	1,851,728
42,000	BANCORPSOUTH, INC.	816,306	1,048,320
20,335	BERKSHIRE HILLS BANCORP, INC.	470,627	526,270
88,429	BROOKLINE BANCORP, INC.	762,579	833,001
7,531	BSB BANCORP, INC.(b)	104,924	129,609
214,685	CAMPUS CREST COMMUNITIES, INC.	2,265,176	1,863,466
33,338	CAPE BANCORP, INC.	311,944	366,718
67,500	CAPITOL FEDERAL FINANCIAL, INC.	846,025	847,125
23,000	CBOE HOLDINGS, INC.	542,346	1,301,800
12,708	CENTER BANCORP, INC.	225,376	241,452
66,525	CHARTER FINANCIAL CORP.	677,808	719,135
73,101	CHESAPEAKE LODGING TRUST	1,232,151	1,880,889
33,294	CHEVIOT FINANCIAL CORP.	369,046	343,927
5,414	CHICOPEE BANCORP, INC.	92,705	95,828
10,819	CITIZENS & NORTHERN CORP.	213,286	213,242
5,839	COMMUNITY TRUST BANCORP, INC.	188,614	242,202
25,768	CORRECTIONS CORP. OF AMERICA	799,975	807,054
127,490	COUSINS PROPERTIES, INC.	1,291,375	1,462,310
19,911	DONEGAL GROUP, INC., CLASS A	316,178	290,302
17,684	EMC INSURANCE GROUP, INC.	412,923	628,313
5,599	EVANS BANCORP, INC.	115,674	125,978
28,869	FARMERS NATIONAL BANC CORP.	184,999	221,714
23,621	FINANCIAL INSTITUTIONS, INC.	410,802	543,755
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	1,300,950
15,628	FIRST COMMUNITY BANCSHARES, INC.	244,053	255,674
5,284	FIRST CONNECTICUT BANCORP, INC.	74,716	82,747
14,277	FIRST FINANCIAL CORP.	422,877	480,849
112,838	FIRSTMERIT CORP.	1,689,022	2,350,416
20,535	FLUSHING FINANCIAL CORP.	326,021	432,672
50,000	FORESTAR GROUP, INC.(b)	940,728	890,000
15,573	FRANKLIN FINANCIAL CORP.(b)	217,750	304,608
24,500	GAMING AND LEISURE PROPERTIES, INC.	895,550	893,270
7,422	GERMAN AMERICAN BANCORP, INC.	206,182	214,422
41,300	GETTY REALTY CORP.	738,951	780,157
171,388	GLIMCHER REALTY TRUST	1,644,451	1,719,022
13,058	HAMPDEN BANCORP, INC.	210,199	206,316
71,425	HANMI FINANCIAL CORP.	1,540,853	1,664,202
20,000	HANOVER INSURANCE GROUP (THE), INC.	1,071,683	1,228,800
11,171	HENNESSY ADVISORS, INC.	39,089	131,259
27,321	HERITAGE FINANCIAL CORP.	386,985	462,271
31,966	HERITAGE FINANCIAL GROUP, INC.	479,949	628,132
14,178	HORACE MANN EDUCATORS CORP.	178,549	411,162

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
19,500	IBERIABANK CORP.	$928,547	1,367,925
60,325	INVESTORS BANCORP, INC.	841,017	1,667,383
64,502	INVESTORS CAPITAL HOLDINGS LTD.(b)	349,424	460,544
6,734	KANSAS CITY LIFE INSURANCE CO.	259,676	324,579
12,046	KEARNY FINANCIAL CORP.(b)	129,203	178,040
298,265	KITE REALTY GROUP TRUST	1,908,165	1,789,590
8,515	LAPORTE BANCORP, INC.	88,069	91,962
80,701	MANNING & NAPIER, INC.	1,102,867	1,353,356
71,147	MEADOWBROOK INSURANCE GROUP, INC.	477,273	414,787
131,679	MEDICAL PROPERTIES TRUST, INC.	1,401,459	1,684,174
7,438	MERIDIAN INTERSTATE BANCORP, INC.(b)	134,181	190,190
24,834	MIDSOUTH BANCORP, INC.	385,320	417,956
91,983	NATIONAL BANK HOLDINGS CORP., CLASS A	1,746,250	1,846,099
111,423	NEW MOUNTAIN FINANCE CORP.	1,683,602	1,621,205
16,154	NORTHEAST BANCORP	156,637	151,201
65,000	NORTHWEST BANCSHARES, INC.	736,533	949,000
24,762	OMNIAMERICAN BANCORP, INC.	556,714	564,326
99,321	ORITANI FINANCIAL CORP.	1,336,891	1,570,265
24,520	PACIFIC CONTINENTAL CORP.	236,385	337,395
24,649	PACIFIC MERCANTILE BANCORP(b)	146,951	153,070
66,756	PACWEST BANCORP	1,941,152	2,871,176
13,111	PARK STERLING CORP.	80,326	87,188
8,961	PEOPLES BANCORP, INC.	184,760	221,606
7,060	PHOENIX (THE) COS., INC.(b)	395,090	365,355
25,186	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	741,638	1,513,679
134,033	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	986,962	1,078,966
37,646	PROTECTIVE LIFE CORP.	1,463,167	1,979,803
46,500	PROVIDENT FINANCIAL SERVICES, INC.	870,801	854,205
4,637	RENASANT CORP.	74,444	134,705
116,846	ROCKVILLE FINANCIAL, INC.	1,288,152	1,587,937
31,990	RYMAN HOSPITALITY PROPERTIES, INC.	788,622	1,360,215
5,733	S.Y. BANCORP, INC.	160,781	181,392
38,000	SABRA HEALTH CARE REIT, INC.	641,027	1,059,820
22,224	SANDY SPRING BANCORP, INC.	450,236	555,156
29,297	SI FINANCIAL GROUP, INC.	292,666	330,177
26,523	SIMPLICITY BANCORP, INC.	345,325	466,805
95,240	SPIRIT REALTY CAPITAL, INC.	768,852	1,045,735
23,641	STATE BANK FINANCIAL CORP.	379,459	418,209
49,303	STERLING BANCORP	530,252	624,176
384,224	SYNOVUS FINANCIAL CORP.	820,193	1,302,519
16,700	UMB FINANCIAL CORP.	798,033	1,080,490
147,100	UMPQUA HOLDINGS CORP.	1,916,011	2,741,944
9,469	UNITED FIRE GROUP, INC.	244,327	287,384
19,457	UNIVEST CORP. OF PENNSYLVANIA	325,441	399,258
9,113	URSTADT BIDDLE PROPERTIES, INC., CLASS A	152,726	188,275
52,500	VIEWPOINT FINANCIAL GROUP, INC.	669,191	1,514,625
79,797	WALKER & DUNLOP, INC.(b)	1,114,219	1,304,681
32,477	WASHINGTON BANKING CO.	449,171	577,441
19,985	WESTFIELD FINANCIAL, INC.	146,334	148,888
25,000	WINTRUST FINANCIAL CORP.	855,525	1,216,500
		62,266,796	78,102,127	23.06%
Health Care:
13,024	ACCURAY, INC.(b)	121,342	125,030
3,164	ADDUS HOMECARE CORP.(b)	81,159	72,930
41,067	AIR METHODS CORP.(b)	1,613,432	2,194,210
88,849	ALERE, INC.(b)	2,801,925	3,051,963
71,361	ALEXZA PHARMACEUTICALS, INC.(b)	328,062	316,129
8,152	AMN HEALTHCARE SERVICES, INC.(b)	111,982	112,009
38,613	ANALOGIC CORP.	2,908,535	3,170,513
8,012	ANGIODYNAMICS, INC.(b)	91,092	126,189
10,605	ANI PHARMACEUTICALS, INC.(b)	328,755	332,467
28,053	BIODELIVERY SCIENCES INTERNATIONAL, INC.(b)	121,400	236,767
14,729	BIO-REFERENCE LABS, INC.(b)	412,016	407,699
24,985	CAMBREX CORP.(b)	428,409	471,467
38,006	CENTENE CORP.(b)	1,678,101	2,365,874
4,561	CONMED CORP.	194,334	198,175
44,580	CRYOLIFE, INC.	328,748	444,017

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
13,850	CYNOSURE, INC., CLASS A(b)	$347,401	405,805
45,492	CYTRX CORP.(b)	262,780	158,767
44,708	EXAMWORKS GROUP, INC.(b)	1,402,804	1,565,227
57,090	GLOBUS MEDICAL, INC., CLASS A(b)	857,800	1,518,023
37,000	HANGER, INC.(b)	718,063	1,246,160
77,101	HEALTHSOUTH CORP.	1,198,946	2,770,239
160,406	HEALTHWAYS, INC.(b)	1,978,424	2,749,359
59,952	HILL-ROM HOLDINGS, INC.	1,612,000	2,310,550
21,157	ICU MEDICAL, INC.(b)	1,367,290	1,266,881
32,283	LEMAITRE VASCULAR, INC.	240,468	260,524
5,815	LHC GROUP, INC.(b)	128,372	128,279
56,513	MEDASSETS, INC.(b)	1,315,062	1,396,436
5,123	MEDICAL ACTION INDUSTRIES, INC.(b)	35,852	35,707
70,623	MERGE HEALTHCARE, INC.(b)	188,794	172,320
12,721	NATUS MEDICAL, INC.(b)	148,030	328,202
9,535	OMNICELL, INC.(b)	162,659	272,892
22,000	PATTERSON COS., INC.	514,141	918,720
50,537	PDI, INC.(b)	274,755	231,459
27,677	PHARMERICA CORP.(b)	346,624	774,402
46,073	PSYCHEMEDICS CORP.	566,936	789,231
16,486	QUESTCOR PHARMACEUTICALS, INC.	972,821	1,070,436
17,260	SALIX PHARMACEUTICALS LTD.(b)	730,688	1,788,309
32,214	SPECTRUM PHARMACEUTICALS, INC.(b)	309,566	252,558
37,553	WEST PHARMACEUTICAL SERVICES, INC.	699,591	1,654,210
		27,929,159	37,690,135	11.13%
Industrials:
80,540	A.O. SMITH CORP.	1,848,629	3,706,451
20,508	ACETO CORP.	393,510	412,006
87,456	ACTUANT CORP., CLASS A	2,315,841	2,986,622
38,000	AIR LEASE CORP.	840,658	1,417,020
18,442	ALLEGIANT TRAVEL CO.	1,887,546	2,064,213
45,486	ALTRA INDUSTRIAL MOTION CORP.	1,579,630	1,623,850
5,000	AMERCO	538,939	1,160,600
54,322	API TECHNOLOGIES CORP.(b)	171,549	159,164
11,811	ASTRONICS CORP.(b)	224,644	748,936
40,391	AZZ, INC.	1,500,181	1,804,670
55,583	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	297,331	284,029
14,510	CELADON GROUP, INC.	298,514	348,820
14,885	CHART INDUSTRIES, INC.(b)	1,456,138	1,184,102
20,000	CHICAGO BRIDGE & IRON CO. N.V.(c)	304,937	1,743,000
4,386	CIRCOR INTERNATIONAL, INC.	141,041	321,625
31,583	COMFORT SYSTEMS USA, INC.	403,152	481,325
28,128	COMMERCIAL VEHICLE GROUP, INC.(b)	231,871	256,527
62,395	ECHO GLOBAL LOGISTICS, INC.(b)	1,260,018	1,143,076
11,858	ENNIS, INC.	156,390	196,487
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	1,453,400
32,000	FORTUNE BRANDS HOME & SECURITY, INC.	637,834	1,346,560
39,421	GENCORP, INC.(b)	604,447	720,222
90,622	GENERAC HOLDINGS, INC.	3,081,893	5,343,979
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	1,265,160
17,703	GIBRALTAR INDUSTRIES, INC.(b)	304,380	334,056
34,179	GRAHAM CORP.	944,804	1,088,601
10,224	GREENBRIER (THE) COS., INC.(b)	172,613	466,214
34,000	HARSCO CORP.	910,852	796,620
17,544	HOUSTON WIRE & CABLE CO.	243,454	230,353
35,000	ITT CORP.	698,010	1,496,600
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	1,390,500
20,500	LB FOSTER CO., CLASS A	462,717	960,425
22,513	LSI INDUSTRIES, INC.	189,266	184,382
25,500	MACQUARIE INFRASTRUCTURE CO. LLC	630,706	1,460,385
5,425	MIDDLEBY (THE) CORP.(b)	241,436	1,433,339
7,885	MILLER INDUSTRIES, INC.	139,718	153,994
1,952	POWELL INDUSTRIES, INC.	120,663	126,490
13,420	QUANEX BUILDING PRODUCTS CORP.	229,520	277,526
24,933	REGAL-BELOIT CORP.	1,316,476	1,812,879
16,531	REPUBLIC AIRWAYS HOLDINGS, INC.(b)	161,809	151,093
90,503	REXNORD CORP.(b)	2,163,177	2,622,777

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
57,000	RITCHIE BROS. AUCTIONEERS, INC.(c)	$1,266,141	1,375,410
4,595	RUSH ENTERPRISES, INC., CLASS A(b)	94,085	149,246
27,579	TELEDYNE TECHNOLOGIES, INC.(b)	1,075,219	2,684,264
19,000	TENNANT CO.	696,347	1,246,780
101,787	TETRA TECH, INC.(b)	2,625,262	3,011,877
53,456	TRIMAS CORP.(b)	1,648,659	1,774,739
39,019	TRINITY INDUSTRIES, INC.	1,301,814	2,812,099
36,666	TRIUMPH GROUP, INC.	2,359,030	2,367,890
34,420	WOODWARD, INC.	1,178,363	1,429,463
		42,844,309	64,009,846	18.90%
Information Technology:
44,003	ACTUATE CORP.(b)	284,679	264,898
91,940	ARUBA NETWORKS, INC.(b)	1,969,341	1,723,875
93,873	AVIAT NETWORKS, INC.(b)	203,134	149,258
21,894	BRIDGELINE DIGITAL, INC.(b)	25,552	22,113
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	1,188,480
33,221	BROADSOFT, INC.(b)	1,216,812	887,997
25,815	CALLIDUS SOFTWARE, INC.(b)	158,643	323,204
46,871	CIBER, INC.(b)	210,773	214,669
43,330	COGNEX CORP.(b)	592,634	1,467,154
8,408	COHU, INC.	88,347	90,302
43,657	CTS CORP.	893,315	911,558
25,000	DIEBOLD, INC.	847,560	997,250
30,474	ELECTRONICS FOR IMAGING, INC.(b)	1,282,606	1,319,829
36,460	EMULEX CORP.(b)	278,766	269,439
22,996	EPIQ SYSTEMS, INC.	304,458	313,436
32,608	EURONET WORLDWIDE, INC.(b)	1,264,206	1,356,167
15,412	EVOLVING SYSTEMS, INC.	98,440	138,862
30,980	EXAR CORP.(b)	203,637	370,211
87,000	FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.(b)	1,109,264	1,199,730
68,934	FRANKLIN WIRELESS CORP.(b)	125,915	120,635
36,809	FREQUENCY ELECTRONICS, INC.(b)	361,015	397,905
38,481	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	304,281	263,980
43,918	GLOBALSCAPE, INC.	104,838	108,917
32,040	HACKETT GROUP (THE), INC.	120,880	191,599
53,432	HARMONIC, INC.(b)	303,561	381,505
71,206	IGATE CORP.(b)	2,373,299	2,245,837
12,752	INTEGRATED SILICON SOLUTION, INC.(b)	147,055	198,294
22,978	INTERNAP NETWORK SERVICES CORP.(b)	166,093	162,684
31,878	INTEST CORP.(b)	120,089	127,831
131,223	INVENSENSE, INC.(b)	2,029,383	3,106,048
61,012	IPG PHOTONICS CORP.(b)	3,580,540	4,336,733
68,049	ITERIS, INC.(b)	127,528	134,737
29,600	KNOWLES CORP.(b)	890,714	934,472
23,474	KVH INDUSTRIES, INC.(b)	239,217	308,918
20,411	LIONBRIDGE TECHNOLOGIES, INC.(b)	71,746	136,958
19,635	LTX-CREDENCE CORP.(b)	126,595	174,948
64,214	MAGNACHIP SEMICONDUCTOR CORP.(b)(c)	936,036	895,143
30,795	MARCHEX, INC., CLASS B	297,068	323,655
9,746	METHODE ELECTRONICS, INC.	184,434	298,812
10,915	OPLINK COMMUNICATIONS, INC.(b)	173,491	196,033
62,384	ORBOTECH LTD.(b)(c)	887,125	960,090
22,178	PERCEPTRON, INC.	178,333	269,019
60,142	PLANET PAYMENT, INC.(b)	151,937	164,789
34,628	PLEXUS CORP.(b)	840,142	1,387,544
11,903	PROCERA NETWORKS, INC.(b)	153,660	123,672
6,387	QUANTUM CORP.(b)	7,488	7,792
75,846	RIVERBED TECHNOLOGY, INC.(b)	1,209,320	1,494,925
18,059	SELECTICA, INC.(b)	82,422	120,273
21,833	SERVICESOURCE INTERNATIONAL, INC.(b)	190,489	184,271
9,444	SHORETEL, INC.(b)	47,503	81,218
23,868	SILICON IMAGE, INC.(b)	114,582	164,689
123,621	SUPPORT.COM, INC.(b)	553,943	315,234
30,998	SYKES ENTERPRISES, INC.(b)	526,781	615,930
46,840	SYNCHRONOSS TECHNOLOGIES, INC.(b)	1,519,158	1,606,144
40,229	SYNNEX CORP.(b)	1,506,837	2,438,280
33,711	TELECOMMUNICATION SYSTEMS, INC., CLASS A(b)	75,319	77,535
9,062	ULTRA CLEAN HOLDINGS, INC.(b)	49,908	119,165

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
51,683	UNISYS CORP.(b)	$927,921	1,574,264
22,000	VERINT SYSTEMS, INC.(b)	777,362	1,032,460
150,522	WESTELL TECHNOLOGIES, INC., CLASS A(b)	364,513	555,426
14,000	WEX, INC.(b)	375,768	1,330,700
123,102	ZIX CORP.(b)	345,957	509,642
		35,245,930	43,387,138	12.81%
Materials:
10,000	ASHLAND, INC.	366,966	994,800
58,491	BERRY PLASTICS GROUP, INC.(b)	1,351,799	1,354,067
121,349	CHEMTURA CORP.(b)	2,021,306	3,068,916
22,937	CORE MOLDING TECHNOLOGIES, INC.(b)	203,503	287,171
11,500	DELTIC TIMBER CORP.	546,288	750,145
108,297	FERRO CORP.(b)	685,549	1,479,337
40,103	HANDY & HARMAN LTD.(b)	423,702	882,667
24,526	INNOSPEC, INC.	588,399	1,109,311
28,500	KAPSTONE PAPER AND PACKAGING CORP.(b)	859,684	821,940
48,188	KOPPERS HOLDINGS, INC.	1,367,125	1,986,791
16,141	MYERS INDUSTRIES, INC.	236,299	321,529
19,600	NEENAH PAPER, INC.	577,070	1,013,712
39,965	OMNOVA SOLUTIONS, INC.(b)	346,987	414,837
97,221	PH GLATFELTER CO.	2,622,002	2,646,356
3,929	SYNALLOY CORP.	53,596	56,420
81,649	TRONOX LTD., CLASS A	1,954,312	1,940,797
75,425	US ANTIMONY CORP.(b)	126,239	140,290
18,215	WAUSAU PAPER CORP.	201,572	231,877
5,000	WR GRACE & CO.(b)	119,428	495,850
		14,651,826	19,996,813	5.90%
Utilities:
35,788	ALLETE, INC.	1,273,120	1,876,007
4,243	GENIE ENERGY LTD., CLASS B(b)	42,714	42,303
22,192	MIDDLESEX WATER CO.	421,640	484,229
15,000	ONE GAS, INC.(b)	532,697	538,950
35,000	PNM RESOURCES, INC.	733,499	946,050
66,849	PORTLAND GENERAL ELECTRIC CO.	1,481,167	2,161,897
12,810	PURE CYCLE CORP.(b)	77,833	77,500
39,000	QUESTAR CORP.	663,326	927,420
5,396	SJW CORP.	138,350	159,506
24,733	SOUTHWEST GAS CORP.	728,896	1,321,979
32,817	UIL HOLDINGS CORP.	1,038,255	1,207,994
7,022	UNITIL CORP.	150,821	230,602
21,500	VECTREN CORP.	792,713	846,885
13,449	YORK WATER CO.	262,955	274,360
		8,337,986	11,095,682	3.27%
	Sub-total Common Stocks:	256,200,295	334,719,561	98.81%
Short-Term Investments:
6,003,016	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(d)	6,003,016	6,003,016
	Sub-total Short-Term Investments:	6,003,016	6,003,016	1.77%
	Grand total(e)	$262,203,311	340,722,577	100.58%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2014, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.92% of net assets.

(d)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $7,122,336 with net sales of approximately $1,119,320 during the three months ended March 31, 2014.

(e)

At March 31, 2014, the cost for Federal income tax purposes was $262,336,205. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$83,672,468
Gross unrealized depreciation	(5,286,096)
Net unrealized appreciation	$78,386,372

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
March 31, 2014

Fair value is an estimate of the price the Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Small Companies Fund’s investments, which are carried at fair value, as of March 31, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks	$334,719,561	$—	$—	$334,719,561
Short-Term Investments	6,003,016	—	—	6,003,016
Total	$340,722,577	$—	$—	$340,722,577

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2014, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
March 31, 2014

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End funds:
10,100	AMERICAN MUNI INCOME PT			$153,166	143,218
225,100	BLACKROCK LNG-TM MUN ADV			2,332,461	2,442,335
52,100	BLACKROCK MUN INC TRUST			791,528	730,442
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	1,993,920
37,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			469,076	475,202
60,700	BLACKROCK MUNIYIELD INVES			759,694	858,905
43,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			537,141	564,754
81,800	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II INC			981,525	1,018,410
76,179	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,014,103	1,009,372
54,700	BLACKROCK MUNIYIELD PENNS			774,527	762,518
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,273,700
73,500	BLACKROCK MUNIYIELD QUALITY FUND III INC			963,910	999,600
29,127	BLACKROCK MUNIYIELD QUALITY FUND INC			397,069	421,468
33,000	DREYFUS STRAT MUN COM USD			301,450	267,300
28,668	DREYFUS STRATEGIC MUNI BD			239,110	223,610
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	2,729,540
66,800	EATON VANCE CALI MUN BOND			744,489	777,552
160,650	INVESCO ADV MUN INC TR II			1,785,089	1,765,543
108,205	INVESCO MUNICIPAL OPP TR			1,345,903	1,320,101
66,122	INVESCO QUALITY MUNI INC			750,670	780,901
120,577	INVESCO TRUST INV GRD MUN			1,659,745	1,543,386
60,248	MANAGED DURATION INVESTME			779,111	775,994
39,100	MFC NUVEEN INSD MUN			588,519	538,016
31,103	NUVEEN CAL INV QUAL MUNI			373,215	432,332
32,560	NUVEEN DIVIDEND ADV MUNI			389,881	426,536
15,963	NUVEEN MI QUALITY INCOME			214,604	216,458
52,779	NUVEEN PENN INV QUAL MUNI			723,142	703,544
27,100	NUVEEN PREMIER MUNI INC F			367,653	356,094
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,196,314
22,000	WESTERN ASSET MANAGED MUN			240,488	280,500
38,366	WESTERN ASSET MUNICIPAL P			486,666	553,621
	Sub-total Closed-End Funds			28,728,145	29,581,186	6.21%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,143,272	1,491,357
1,500,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,480,622	1,464,225
900,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	900,000	949,797
465,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	352,715	467,274
1,250,000	ALACHUA CNTY FL HLTH FACS AUTH	11/15/2016	7.12	1,250,000	1,252,088
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,171,163	1,140,880
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,001,219	2,067,300
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,066	738,262
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,289	506,560
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	157,500
240,000	ALBANY NY INDL DEV AGY(e)	5/1/2016	6.50	240,000	36,005
880,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	880,000	904,350
725,000	ALLEN ACADEMY MI	6/1/2017	5.25	725,000	735,070
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,029,676	1,087,570
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	366,340	610,070
890,716	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	866,840	918,408
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,953,393	2,082,980
500,000	ARLINGTON TX HGR EDU FIN CORPEDU REVENUE	3/1/2024	5.88	500,000	501,835
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	524,042	520,555

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	$516,709	580,080
1,325,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,323,736	1,326,007
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,384,761	1,447,155
1,000,000	BELLFLOWER CA UNIF SCH DIST	8/1/2042	4.25	1,000,000	947,870
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,184,484	1,105,494
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	523,456	605,808
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	353,404	305,542
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,157,820	2,071,840
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	509,566	544,635
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	720,858	769,478
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	476,475
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	467,615
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	503,001	521,070
81,000	BRIDGEVILLE DE SPL OBLIG	7/1/2035	5.13	81,000	71,701
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,071,767	1,142,240
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.85	390,000	303,248
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	124,028	64
351,528	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	347,374	3,515
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	508,135	542,470
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	930,581	1,010,590
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	503,678	536,975
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	5/1/2025	6.88	499,025	563,880
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,106,454	1,463,850
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	830,487	866,560
1,170,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,170,000	1,197,729
800,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	800,000	881,288
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,272,250
500,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	500,000	505,830
255,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2013	4.75	255,000	112,200
750,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2038	5.88	762,053	427,245
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	591,071	780,300
884,985	CARLSBAD NM INDL DEV REVENUE	4/15/2021	5.75	901,727	918,251
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	983,424	1,033,540
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,024,205	1,055,790
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,816	536,845
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,031,451	1,090,560

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	$469,869	595,244
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	262,590	275,638
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,741	1,055,160
1,025,000	CHICAGO IL MTR FUEL TAX REVENUE	1/1/2033	5.00	1,028,718	1,025,646
300,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	300,000	292,056
160,000	CLARK CNTY NV ECON DEV REVENUE	5/15/2033	5.38	160,000	160,592
590,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	585,128	589,917
1,500,000	CLOVIS CA UNIF SCH DIST(b)	8/1/2030	3.76	560,288	616,980
120,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	119,898	120,397
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	735,924	826,650
1,000,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,002,260
750,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	769,365
1,000,000	COLONIAL COUNTRY CLUB FL CDD CAPITAL IMPT REVENUE	5/1/2033	4.10	996,027	937,920
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,462,154	1,549,980
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	912,196
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,788	1,094,940
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	993,933	1,014,100
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2028	5.50	1,014,892	1,049,620
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	987,471	1,001,960
430,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	430,000	461,424
635,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	635,000	657,841
625,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	625,029	644,744
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	586,517	700,990
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,035,860
890,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	885,716	910,497
140,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	140,000	146,072
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,465,140
2,785,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,785,000	2,771,159
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2042	3.40	996,103	839,520
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,399,450

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	$714,540	1,088,569
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	191,482
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	507,794	529,445
580,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	567,805	581,984
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	511,990	530,000
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,012,008	1,083,740
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,031,280	2,133,080
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,012,166	1,074,630
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,030,736	1,071,020
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	489,896	532,825
500,000	DECATUR IL	3/1/2034	5.00	519,765	523,880
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	3.83	429,497	464,470
345,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	345,000	361,643
1,000,000	D’IBERVILLE MS TAX INCR LTD OBLG	4/1/2033	4.75	1,036,997	957,730
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	494,950	500,775
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	545,205
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,021,730
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,033,370
1,000,000	DOUBLE BRANCH FL CDD SPL ASSMNT	5/1/2031	4.13	987,275	898,830
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,032,120
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	3.18	836,506	939,870
825,000	EAST POINT GA	2/1/2026	8.00	825,000	826,427
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,024,035	2,144,469
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,165	811,402
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,092,352	1,212,600
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	537,574	744,860
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	656,340	852,228
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,051,620
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	526,465
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(e)	3/1/2036	5.13	238,000	123,246
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,011,162	1,084,940
315,000	FIDDLERS CREEK FL CDD #2SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	236,880
1,000,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	1,000,000	1,039,450
725,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	679,232	712,690
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	12/15/2025	6.38	1,000,000	1,020,800
390,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	391,053	393,050

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
165,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	$165,000	171,988
1,260,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,265,318	1,320,543
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,370,775
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	994,668	1,033,053
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	981,993	1,082,430
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	511,190	552,610
1,490,318	GALVESTON COUNTY MUNICIPAL UTILITY DISTRICT	2/25/2015	6.50	1,490,318	1,188,529
400,000	GEISINGER PA AUTH	5/1/2037	0.93	400,000	308,220
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,819	541,290
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	492,011	538,765
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,331,545
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	1,949,080
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	3.82	816,645	950,520
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	878,389	979,935
1,210,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,179,097	1,225,682
970,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	977,546	987,276
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,003,890	1,014,150
385,000	HAMMOND IN REDEV DIST REVENUE	1/15/2017	6.00	385,000	387,772
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,359,075
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	727,009	1,095,735
590,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2029	8.75	582,497	668,612
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,305,189	2,107,070
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	610,948	822,150
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	757,241	792,060
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,045,960
500,000	HERITAGE ISLE AT VIERA FL CDD	5/1/2030	4.13	491,041	459,295
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,035,242	1,086,800
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,792	530,695
99,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	102,543	99,350
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,550,889	1,619,340

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	HOUSTON TX HOTEL OCCUPANCY TAX & SPL REVENUE	9/1/2030	5.00	$1,000,000	1,003,290
1,500,000	HOWARD CO MD HSG COMMN	10/1/2028	5.00	1,514,072	1,563,645
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	500,070
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	766,770
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	741,374	759,555
245,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	8/1/2017	6.25	245,000	243,670
750,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	7/1/2030	5.50	750,000	720,360
145,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	147,406	152,695
80,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	80,000	83,491
1,000,000	ILLINOIS ST	2/1/2031	5.25	1,042,905	1,063,910
500,000	ILLINOIS ST	7/1/2033	5.50	498,815	537,455
900,000	ILLINOIS ST COPS	7/1/2017	5.80	900,000	901,638
995,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	995,000	1,107,704
1,500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	1,455,100	1,497,030
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	515,190
1,000,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2023	5.25	972,877	1,004,340
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	616,456	614,093
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	510,798	530,900
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	5.50	1,029,646	996,230
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	503,684	522,350
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,068,991	1,011,309
500,000	ILLINOIS ST FIN AUTH REVENUE	10/1/2033	6.25	514,681	529,490
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	571,284	572,189
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,769	545,610
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2027	6.13	730,795	29,910
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2037	6.25	484,210	19,940
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	990,384	1,054,240
750,000	ILLINOIS ST HLTH FACS AUTH	8/15/2028	5.38	738,943	750,862
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,042,130
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	466,545	486,620
1,000,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2032	5.00	1,000,000	1,000,330
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	0.84	919,034	1,051,080
250,000	INDEPENDENCE MO THIRTY-NINTH STREET TRANSPRTN DIST REVENUE	9/1/2032	6.88	250,000	255,995
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	491,521	558,265
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,070,830	3,179,370
500,000	INDIANA ST FIN AUTH REVENUE	2/1/2031	4.00	492,739	486,180
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,764	522,095
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	986,290	1,033,850
1,000,000	INDIANA ST FIN AUTH REVENUE	2/1/2037	4.00	960,808	904,710
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,067,235	1,011,030
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	986,607	1,013,780
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	438,437	581,704
6,317,660	INTERMEDIATE SCH DIST #287MN LEASE REVENUE	11/1/2032	5.30	6,094,948	6,332,443
1,000,000	IOWA ST FIN AUTH HLTH CARE FACS REVENUE	7/1/2033	5.50	1,041,879	1,088,330

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,150,000	IOWA ST FIN AUTH MIDWSTRN DISASTER AREA REVENUE	12/1/2022	5.50	$1,170,333	1,149,908
325,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	318,579	336,801
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	4.10	573,741	522,320
460,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	479,194	479,633
125,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	131,063	130,039
780,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	763,976	771,241
1,215,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,215,000	1,259,019
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,038,090
1,000,000	KENTUCKY PUB TRANSPRTN INFRASTRUCTURE AUTH TOLL REVENUE(b)	7/1/2033	2.31	553,353	600,580
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	524,775
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	983,702	1,011,510
370,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	370,000	385,292
1,895,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,870,081	1,905,309
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	800,482
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	580,515
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,436,435	2,695,550
1,300,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,289,188	1,163,448
472,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	482,195	483,229
2,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,981,408	2,395,300
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	769,418
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,983,421	2,291,320
750,000	LEE CNTY FL TOUR DEV TAX REVENUE	10/1/2038	4.00	750,000	698,895
245,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.18	245,000	179,355
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	740,067	713,685
480,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	480,000	492,490
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	180,000	117,886
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	560,450	380,611
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2036	5.25	1,005,522	360,420
1,500,000	LOS ALAMITOS CA UNIF SCH DIST(b)	8/1/2040	1.98	708,701	839,400
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,021,830	1,075,990
450,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	450,000	472,662
120,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	124,289	127,894

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
650,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	$665,820	690,482
225,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	232,065	242,420
385,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	385,000	250,150
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,866	798,435
475,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.86	475,000	411,744
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,008	527,520
1,490,000	LUZERNE CNTY PA	11/1/2026	7.00	1,560,514	1,697,632
262,532	LYONS CO	11/30/2016	4.75	263,537	255,633
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,034,800	1,076,810
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,026,784	1,060,490
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(e)	5/1/2014	5.60	250,000	86,208
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,047,027	1,145,040
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	1,000,000	888,710
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,018,570
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,450
1,000,000	MALTA IL TAX INCR REVENUE(e)	12/30/2025	5.75	1,000,000	496,880
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	495,878	546,550
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	498,781	499,210
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	3.58	365,161	329,240
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	90,490
500,000	MANSFIELD OH	12/1/2024	6.00	518,150	558,520
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	2.95	88,547	54,308
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	377,488	301,784
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	0.72	634,324	826,845
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	532,125
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	519,560
439,038	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	4.00	511,733	280,984
965,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	952,938	1,036,989
1,695,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,696,046	1,806,345
750,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2031	3.50	750,000	692,910
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	1,000,000	1,040,970
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	1,000,000	1,028,630
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,044,030
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2037	3.45	2,000,000	1,724,900

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	$885,000	917,064
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2042	3.50	499,391	431,470
3,500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,500,000	3,198,755
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	2
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,050,122	1,000,750
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	427,936
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	299,199
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	1,830,000	914,890
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,353,240	2,040,200
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	486,781	553,075
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,305,414	2,413,400
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,548,452	1,675,530
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,048,950
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,019,778	1,120,240
610,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	608,313	396,482
750,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	6/1/2020	6.00	745,196	770,505
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	341,730
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	505,515
265,000	MICHIGAN ST TOBACCO SETTLEMENT FIN AUTH	6/1/2022	5.13	250,227	227,487
494,000	MILLSBORO DE SPL OBLG	7/1/2036	5.45	494,000	378,819
244,208	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	244,914	248,336
385,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	385,000	405,886
765,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	765,000	789,082
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	974,459	1,112,000
115,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	120,746	116,084
215,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	215,000	227,223
947,585	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	963,425	65,781
1,405,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,405,000	1,337,462
1,000,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	1,000,000	1,058,980
760,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	760,075	793,524
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	519,585
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	2,000,000	1,887,060
1,500,000	MONTGOMERY CNTY OH HLTH CARE FACS REVENUE	9/20/2032	6.55	1,460,779	1,507,005
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	465,856
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	20,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	536,298	516,295

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	$612,142	628,758
1,000,000	N SLOPE BORO AK SVC AREA 10WTR & WSTWTR FACS	6/30/2034	5.25	1,056,080	1,061,800
500,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	500,000	509,510
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,141,330
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	0.95	726,623	1,121,580
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,090,100
585,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	585,000	605,323
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	970,645	1,076,160
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,577	548,575
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,060,850
620,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	620,000	651,986
450,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	465,687	488,025
475,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	475,000	475,290
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,857	540,295
965,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	965,000	1,002,336
285,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	298,559	305,734
550,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	550,000	570,916
715,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	715,000	740,883
1,390,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,380,416	1,428,948
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	920,460
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	970,890	995,520
310,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	310,000	324,328
600,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	600,000	629,250
620,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	620,000	651,446
565,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	565,000	594,945
895,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	895,000	822,791
1,330,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,330,000	1,279,314
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
65,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2015	5.00	63,359	63,492
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2018	5.00	123,742	71,430
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.64	143,728	74,896
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2038	5.75	63,015	55,898
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	930,540
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,239,225	2,152,640

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2042	3.80	$2,500,000	2,264,825
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	523,285
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	4,695,050
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	4.85	2,000,000	2,082,900
1,595,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,595,000	1,565,971
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	449,000
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,004,460
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	7/1/2035	6.25	976,921	1,017,080
1,395,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	1,395,000	1,316,224
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2033	5.00	1,000,000	1,061,770
1,735,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2038	5.15	1,735,000	1,840,193
875,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	875,000	907,664
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	509,235
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,012,152	1,091,300
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,061,924	1,502,800
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,243,949	1,308,925
445,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	445,000	469,057
285,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	285,000	297,007
410,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	424,032	413,583
970,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	970,000	924,982
2,280,000	PACHECO CA UNION SCH DIST COPS(b)	2/1/2037	2.96	580,472	684,456
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	932,099	1,030,580
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.81	500,000	349,735
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	924,087	1,029,670
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,006,533	889,490
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	462,420
885,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	885,000	787,039
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,548,966	1,886,915
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2038	1.02	1,113,392	1,469,775
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	3.73	2,280,368	2,584,500
500,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	500,000	502,560
500,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2022	5.00	500,000	488,735

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	$2,545,398	2,592,200
480,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	481,810	489,110
660,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	611,698	664,996
310,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	310,000	323,460
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,095
865,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	809,948	831,291
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,453	10,003
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	3.78	890,322	919,958
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	987,729	1,116,140
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,560,791	1,684,620
500,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	500,000	488,355
900,000	PUBLIC FIN AUTH WI REVENUE	4/1/2022	5.00	900,000	906,489
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	585,942
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	249,755	69,352
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	249,752	2
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	576,037	489,502
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	990,490	827,900
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,350,975
500,000	PUERTO RICO ELEC PWR AUTH PWR REVENUE	7/1/2025	0.83	500,000	337,495
1,000,000	PUERTO RICO ELEC PWR AUTH PWRREVENUE	7/1/2030	7.25	1,035,258	700,220
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,010,030
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE(b)	8/1/2033	1.88	618,493	544,530
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2037	5.75	371,446	397,755
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2057	1.09	500,000	303,940
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,415,169
500,000	RED RIVER TX HLTH FACS DEV CORP FIRST MTGE REVENUE	1/1/2032	5.50	513,601	485,620
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	750,000	750,682
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,004	751,538
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	708,416	992,480
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	509,552	473,602
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	493,965	555,770
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,511	1,018,510
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	694,380
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	315,969	357,448

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	$1,026,253	1,121,040
3,000,000	ROBLA CA SCH DIST(b)	8/1/2036	3.22	839,111	953,250
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	511,725	554,795
1,000,000	S COAST IN CONSERVANCY DIST	1/1/2028	5.25	995,099	992,190
580,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	580,000	468,344
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.73	350,000	245,004
645,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	645,000	647,812
101,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	99,134	105,172
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,075	525,675
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	349,546	466,997
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	372,657	501,930
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,012,573	1,011,890
425,694	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	431,280	45,622
500,000	SAINT LOUIS CNTY MO INDL DEV AUTH	8/15/2032	5.88	500,000	482,550
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	773,368	752,528
1,000,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2027	5.75	1,024,370	1,043,730
500,000	SALINE MI ECON DEV CORP	6/1/2032	5.25	503,261	477,700
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	518,170
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	0.32	1,378,567	1,464,030
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,066,592	1,059,510
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	516,801	562,815
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,221,762	1,513,655
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,011,759	1,029,210
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,020,427	1,084,390
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	786,875	831,130
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	502,838	525,940
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,446	504,190
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,965	9,003
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,861	37,512
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	6.00	-	1
530,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	530,000	538,676
250,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	245,234	251,725
460,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	455,125	485,921
175,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	175,000	181,636

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	$356,475	224,594
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,023	2,309
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.14	145,200	1,543
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,490,633	1,582,742
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,512	508,485
290,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	229,986	228,526
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	992,665	1,049,960
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,024,176	1,012,530
155,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(e)	11/1/2010	5.50	155,000	93,000
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,906,370	2,567,000
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,481,445	1,386,915
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,804	501,700
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,103,912	1,048,470
150,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	150,000	150,404
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	744,870
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,016,398	1,033,900
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	760,623	764,850
150,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	150,000	152,108
1,485,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,485,000	1,383,055
525,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	525,000	549,964
250,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP I GAS SPLY REVENUE	12/15/2026	1.61	250,000	213,202
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,044,816	2,319,980
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(e)	1/1/2033	11.00	800,000	8
1,000,000	TOBACCO SETTLEMENT AUTH WA TOBACCO SETTLEMENT REVENUE	6/1/2029	5.25	1,040,485	1,059,690
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	682,630	695,166
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	180,129
300,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	300,000	180,228
100,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	100,000	1
95,000	TOLOMATO FL CDD	5/1/2017	6.38	95,000	92,429
10,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	10,000	9,944
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	22,618	25,585
90,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	58,102	53,589

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
50,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	$32,279	22,031
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	452,378	529,130
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,001,660
280,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2017	5.50	277,804	280,406
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2022	6.00	991,605	1,042,070
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	518,742	514,930
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	805,897	983,775
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	736,814	749,910
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	528,675
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,536,737	1,554,615
410,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	410,000	419,897
645,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	645,000	693,375
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	483,052	510,732
1,000,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	995,114	1,024,670
985,000	VERMONT ST HSG FIN AGY MULTI FAMILY	8/15/2041	3.80	968,472	879,910
500,000	VERONA WALK FL CDD	5/1/2030	4.25	496,522	472,625
580,000	VIRGIN ISLANDS WTR & PWR AUTH WTR SYS REVENUE	7/1/2017	5.50	580,767	581,334
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,006,900
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,582,500
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,035,810
2,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	2,496,340	2,456,025
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,151,650
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,086,680
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	896,312	988,070
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.12	977,529	1,202,210
1,500,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,500,000	1,529,985
825,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2024	6.00	818,929	834,009
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,344,375
500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2033	5.00	544,380	513,755
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	459,745
1,475,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,459,524	1,468,171
1,500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	1,385,204	1,419,540
400,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	342,806	246,472
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	7,733	5,706
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	587,305	563,271
685,000	WESTMONT IL PARK DIST(b)	12/1/2031	3.61	243,552	254,779
685,000	WESTMONT IL PARK DIST(b)	12/1/2033	3.48	210,529	221,262
1,000,000	WHIDBEY ISLAND WA PUBLIC HOSPDIST	12/1/2033	5.50	1,020,683	1,066,610

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	$1,350,000	1,369,170
1,000,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	986,164	1,029,290
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,015,253	1,163,320
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,019,912	1,090,090
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.31	1,000,000	697,790
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,015,010	1,007,140
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,049,536	993,840
720,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	720,115	713,045
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	520,605
2,410,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2038	4.05	2,410,000	2,280,221
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	139,554
	Sub-total Municipal Bonds:			430,050,260	429,988,910	90.22%
Short-Term Investments:
10,640,319	NORTHERN INSTITUTIONAL FUNDS -TAX-EXEMPT PORTFOLIO, 0.01%(g)			10,640,319	10,640,319
	Sub-total Short-Term Investments:			10,640,319	10,640,319	2.23%
	Grand total(h)			$469,418,724	470,210,415	98.66%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(e)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f)

Restricted security that has been deemed illiquid. At March 31, 2014, the value of these restricted illiquid securities amounted to approximately $446,332 or 0.09% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963

ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580

MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	606,563

(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax- Exempt Portfolio of the Northern Institutional Funds was approximately $10,777,197 with net sales of approximately $136,878 during the three months ended March 31, 2014.

(h)

At March 31, 2014, the cost for Federal income tax purposes was $469,418,724. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$23,072,254
Gross unrealized depreciation	(22,280,563)
Net unrealized appreciation	$791,691

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
California	10.53%
Illinois	10.40
Texas	6.85
Florida	6.53
New York	5.09
Indiana	4.81
Washington	3.17
Massachusetts	2.91
Georgia	2.88
Virginia	2.80
Other	44.03
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Security transactions are accounted for as of trade date. Wherever possible, the Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments, which are carried at fair value as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$29,581,186	$—	$—	$29,581,186
Municipal Bonds
Airport	—	2,718,980	—	2,718,980
Bond Bank	—	2,559,691	—	2,559,691
Development	—	21,990,869	180,129	22,170,998
Education	—	38,787,949	—	38,787,949
Facilities	—	3,589,270	—	3,589,270
General	—	48,864,199	3,515	48,867,714
General Obligation	—	15,206,890	—	15,206,890
Higher Education	—	18,224,940	—	18,224,940
Housing	—	40,706,382	—	40,706,382
Medical	—	46,316,321	157,500	46,473,821
Mello-Roos	—	647,812	—	647,812
Multifamily Housing	—	29,178,772	—	29,178,772
Nursing Home	—	44,915,936	—	44,915,936
Pollution	—	554,795	—	554,795
Power	—	6,619,751	—	6,619,751
School District	—	27,386,931	—	27,386,931
Single Family Housing	—	57,059,120	—	57,059,120
Student Loan	—	3,169,361	—	3,169,361
Tobacco Settlement	—	922,655	—	922,655
Transportation	—	11,948,067	—	11,948,067
Water	—	8,279,075	—	8,279,075
Short-Term Investments	10,640,319	—	—	10,640,319

Total Assets	$40,221,505	$429,647,766	$341,144	$470,210,415

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds are generally based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

As of March 31, 2014, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond in addition to the consideration of observations and the nature of similar securities which are not currently openly traded in the active market. Such investments have been classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2014, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
	Development	General	Medical	Total
Balance as of 12/31/13	$180,129	$3,515	$157,500	$341,144
Accrued Discounts	—	—	—	—
Realized Gains (Losses)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 3/31/14	$180,129	$3,515	$157,500	$341,144
Change in unrealized appreciation (depreciation)from investments still held at 3/31/14(1)	$—	$—	$—	$—

(1)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2014.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2014

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Australia:
9,284	AGL ENERGY LTD.	$105,943	130,699
51,722	ALUMINA LTD.(b)	50,177	57,320
16,330	AMCOR LTD.	148,761	157,351
60,339	AMP LTD.	196,569	278,673
10,115	APA GROUP	50,066	60,318
21,346	ASCIANO LTD.	100,771	102,941
4,593	ASX LTD.	114,203	153,642
25,843	AURIZON HOLDINGS LTD.	91,220	123,189
50,341	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	712,399	1,543,447
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	66,288
179,910	BGP HOLDINGS PLC - (FRACTIONAL SHARES)(b)(c)	-	-
58,607	BHP BILLITON LTD.	1,389,859	1,982,222
10,199	BORAL LTD.	28,970	53,441
32,841	BRAMBLES LTD.	174,637	282,029
548,270	CARDNO LTD.	3,792,768	3,660,952
40,505	CFS RETAIL PROPERTY TRUST GROUP	46,791	70,997
10,469	COCA-COLA AMATIL LTD.	85,706	107,090
971	COCHLEAR LTD.	35,893	51,329
26,220	COMMONWEALTH BANK OF AUSTRALIA	1,168,956	1,883,064
6,418	COMPUTERSHARE LTD.	56,556	72,020
417,094	CREDIT CORP. GROUP LTD.	3,445,438	3,326,592
4,684	CROWN RESORTS LTD.	75,332	72,240
9,576	CSL LTD.	226,091	617,747
918,201	DECMIL GROUP LTD.	2,232,829	1,762,687
85,105	DEXUS PROPERTY GROUP	62,970	83,662
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	50,796
25,256	FEDERATION CENTRES LTD.	52,870	55,277
21,110	FORTESCUE METALS GROUP LTD.	37,574	102,781
18,737	GOODMAN GROUP	48,414	82,192
16,493	GPT GROUP	50,424	55,982
31,599	ILUKA RESOURCES LTD.	339,902	290,412
36,603	INCITEC PIVOT LTD.	83,901	100,479
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	247,046
10,015	LEND LEASE GROUP	61,130	110,062
9,284	MACQUARIE GROUP LTD.	195,127	498,785
13,956	METCASH LTD.	38,758	33,910
37,974	MIRVAC GROUP	50,570	59,869
41,977	NATIONAL AUSTRALIA BANK LTD.	750,112	1,380,439
17,346	NEWCREST MINING LTD.(b)	173,211	159,097
3,958	ORICA LTD.	84,918	80,314
20,046	ORIGIN ENERGY LTD.	226,734	265,660
16,330	ORORA LTD.	16,762	20,824
416	PERPETUAL LTD.	7,027	19,290
10,187	QBE INSURANCE GROUP LTD.	138,893	121,116
2,468	RAMSAY HEALTH CARE LTD.	49,765	110,161
6,568	RECALL HOLDINGS LTD.(b)	24,961	28,324
7,202	RIO TINTO LTD.	402,208	424,459
22,469	SANTOS LTD.	244,511	281,310
5,884	SEEK LTD.	49,598	95,876
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	7,540
403,238	SLATER & GORDON LTD.	824,090	1,709,011
9,824	SONIC HEALTHCARE LTD.	79,849	157,343
34,990	STOCKLAND	132,305	121,686
20,662	SUNCORP GROUP LTD.	228,479	246,614
9,837	SYDNEY AIRPORT	33,263	38,225
8,477	TABCORP HOLDINGS LTD.	15,377	26,808
25,827	TATTS GROUP LTD.	65,548	69,461
50,353	TELSTRA CORP. LTD.	207,723	237,223
22,161	TOLL HOLDINGS LTD.	98,848	106,871
21,881	TRANSURBAN GROUP	88,365	147,323
499,429	WEBJET LTD.	2,066,472	1,273,719
15,826	WESFARMERS LTD.	589,127	604,547
42,659	WESTFIELD GROUP	253,085	405,510
50,298	WESTFIELD RETAIL TRUST	103,414	139,006
59,259	WESTPAC BANKING CORP.	833,676	1,899,307

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
26,663	WHITEHAVEN COAL LTD.(b)	$49,665	40,924
10,898	WOODSIDE PETROLEUM LTD.	352,177	394,367
22,832	WOOLWORTHS LTD.	435,292	756,349
6,982	WORLEYPARSONS LTD.	108,974	98,033
		24,336,280	29,854,268	5.83%
Austria:
35,426	ANDRITZ A.G.	2,077,031	2,189,132
5,146	ERSTE GROUP BANK A.G.	114,055	175,817
33,719	IMMOFINANZ A.G.(b)	87,282	157,986
1,383	OMV A.G.	50,806	62,751
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	110,319
313	STRABAG S.E. (BEARER)	5,505	8,106
19,070	TELEKOM AUSTRIA A.G.	124,529	189,577
1,368	VOESTALPINE A.G.	51,510	60,129
27,540	WIENERBERGER A.G.	212,598	527,373
		2,829,937	3,481,190	0.68%
Belgium:
9,207	AGEAS	143,296	410,265
13,822	ANHEUSER-BUSCH INBEV N.V.	502,521	1,449,087
10,910	BARCO N.V.	740,520	873,252
2,190	BELGACOM S.A.	49,577	68,578
1,645	COLRUYT S.A.	74,892	90,649
1,238	DELHAIZE GROUP S.A.	51,243	90,478
15,841	GROUPE BRUXELLES LAMBERT S.A.	1,332,249	1,581,757
4,347	KBC GROEP N.V.	101,356	267,393
415	SOLVAY S.A., CLASS A	57,004	65,148
1,896	UCB S.A.	81,069	151,811
1,457	UMICORE S.A.	72,577	74,248
		3,206,304	5,122,666	1.00%
Brazil:
13,600	CIA DE SANEAMENTO DE MINAS GERAIS-COPASA(b)	328,620	217,756
6,300	LOJAS RENNER S.A.	231,972	178,310
89,403	TOTVS S.A.	1,376,892	1,402,709
		1,937,484	1,798,775	0.35%
Canada:
31,400	AGF MANAGEMENT LTD., CLASS B	334,748	363,848
2,346	AGNICO EAGLE MINES LTD.	80,562	71,027
3,934	AGRIUM, INC.	176,472	383,365
4,900	ARC RESOURCES LTD.	108,943	134,966
10,306	BANK OF MONTREAL	623,553	689,491
17,922	BANK OF NOVA SCOTIA	896,716	1,038,033
10,738	BARRICK GOLD CORP.	219,512	191,157
3,479	BAYTEX ENERGY CORP.	151,408	143,251
1,071	BCE, INC.	45,345	46,134
12,732	BOMBARDIER, INC., CLASS B	50,302	47,335
13,183	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	202,867	536,979
11,740	CAE, INC.	85,345	154,516
11,081	CAMECO CORP.	198,977	253,695
49,900	CANACCORD GENUITY GROUP, INC.	261,393	370,131
6,440	CANADIAN IMPERIAL BANK OF COMMERCE	260,643	554,871
19,228	CANADIAN NATIONAL RAILWAY CO.	389,611	1,080,281
45,264	CANADIAN NATIONAL RAILWAY CO. (NEW YORK EXCHANGE)	2,001,787	2,544,742
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	761,395
4,722	CANADIAN OIL SANDS LTD.	97,388	99,053
4,295	CANADIAN PACIFIC RAILWAY LTD.	154,434	643,570
18,000	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	2,140,738	2,707,740
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	70,147
5,935	CENOVUS ENERGY, INC.	162,171	171,635
10,919	CGI GROUP, INC., CLASS A(b)	90,696	337,101
1,964	CI FINANCIAL CORP.	49,854	61,949
5,882	CRESCENT POINT ENERGY CORP.	190,849	214,689
675	DOLLARAMA, INC.	46,003	51,423

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
18,500	DOREL INDUSTRIES, INC., CLASS B	$668,249	619,010
8,493	ENBRIDGE, INC.	355,371	385,738
11,992	ENCANA CORP.	240,407	256,111
32,200	ENERFLEX LTD.	376,607	512,637
3,995	ENERPLUS CORP.	57,117	79,864
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	481,849
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	91,615
2,200	FINNING INTERNATIONAL, INC.	51,485	62,289
6,854	FIRST QUANTUM MINERALS LTD.	123,021	126,664
3,100	FORTIS, INC.	105,357	88,387
1,695	FRANCO-NEVADA CORP.	78,995	77,889
24,500	GENWORTH MI CANADA, INC.	510,922	835,948
3,052	GILDAN ACTIVEWEAR, INC.	33,435	153,801
12,365	GOLDCORP, INC.	373,349	301,659
2,200	GREAT-WEST LIFECO, INC.	49,273	60,637
52,492	HOME CAPITAL GROUP, INC.	1,322,746	2,120,098
104,500	HUDBAY MINERALS, INC.	949,853	815,771
5,697	HUSKY ENERGY, INC.	144,766	170,884
14,262	IAMGOLD CORP.	78,431	50,185
2,500	IGM FINANCIAL, INC.	100,363	117,911
38,684	IMPERIAL OIL LTD.	1,633,722	1,801,404
1,593	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES, INC.	51,268	65,507
1,899	INTACT FINANCIAL CORP.	119,497	118,183
22,244	KINROSS GOLD CORP.(b)	104,457	91,954
1,500	LOBLAW COS. LTD.	53,150	63,636
4,738	MAGNA INTERNATIONAL, INC.	61,549	455,499
28,359	MANULIFE FINANCIAL CORP.	338,337	546,914
1,369	METHANEX CORP.	12,561	87,601
1,000	METRO, INC.	54,328	58,706
41,556	MTY FOOD GROUP, INC.	1,273,298	1,141,239
28,100	MULLEN GROUP LTD.	636,395	705,360
3,816	NATIONAL BANK OF CANADA	142,523	152,916
11,280	NEW GOLD, INC.(b)	90,970	55,813
2,600	ONEX CORP.	105,376	144,358
3,282	OPEN TEXT CORP.	72,477	156,812
4,328	PAN AMERICAN SILVER CORP.	53,923	55,632
4,772	PEMBINA PIPELINE CORP.	40,530	181,211
19,434	PENGROWTH ENERGY CORP.	99,676	117,606
7,900	PENN WEST PETROLEUM LTD.	85,291	66,030
14,521	POTASH CORP. OF SASKATCHEWAN, INC.	406,729	525,278
4,200	POWER CORP. OF CANADA	105,623	114,811
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	65,283
10,807	ROGERS COMMUNICATIONS, INC., CLASS B	262,922	447,823
27,108	ROYAL BANK OF CANADA	922,860	1,787,338
2,400	SAPUTO, INC.	103,951	120,901
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	230,711
2,227	SHOPPERS DRUG MART CORP.	94,125	122,540
2,614	SILVER WHEATON CORP.	62,499	59,303
2,700	SNC-LAVALIN GROUP, INC.	100,003	118,062
11,810	SUN LIFE FINANCIAL, INC.	235,812	408,943
24,565	SUNCOR ENERGY, INC.	576,706	857,942
24,791	TALISMAN ENERGY, INC.	289,882	247,125
4,772	TECK RESOURCES LTD., CLASS B	134,516	102,994
7,587	TELUS CORP.	157,622	271,979
4,489	TIM HORTONS, INC.	137,057	248,265
33,126	TORONTO-DOMINION BANK (THE)	671,143	1,553,072
1,800	TOURMALINE OIL CORP.(b)	51,783	85,091
3,818	TRANSALTA CORP.	60,803	44,345
8,206	TRANSCANADA CORP.	334,057	373,000
32,500	TRICAN WELL SERVICE LTD.	422,140	411,284
2,879	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	165,786	378,762
2,256	VERMILION ENERGY, INC.	83,841	140,911
19,653	YAMANA GOLD, INC.	186,540	172,086
		26,484,824	36,085,701	7.05%
China:
118,000	AAC TECHNOLOGIES HOLDINGS, INC.	407,781	610,804

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
China (Cont’d):
9,630	BAIDU, INC. ADR(b)(d)	$897,814	1,467,419
1,506,183	CHINA MEDICAL SYSTEM HOLDINGS LTD.	1,148,020	1,704,930
461,000	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.(b)	275,947	256,161
566,000	DAPHNE INTERNATIONAL HOLDINGS LTD.	361,377	230,589
2,382,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(b)	469,113	912,079
506,900	SHENGUAN HOLDINGS GROUP LTD.	211,439	210,432
121,200	SINOMEDIA HOLDING LTD.	101,423	101,410
884,000	SPRINGLAND INTERNATIONAL HOLDINGS LTD.	484,941	392,053
1,354,000	SUN ART RETAIL GROUP LTD.	2,188,966	1,701,992
31,600	TENCENT HOLDINGS LTD.	1,089,166	2,197,924
		7,635,987	9,785,793	1.91%
Denmark:
10	AP MOELLER - MAERSK A/S, CLASS A	46,408	115,327
24	AP MOELLER - MAERSK A/S, CLASS B	125,436	287,857
13,925	CARLSBERG A/S, CLASS B	1,152,063	1,384,959
48,735	CHR HANSEN HOLDING A/S	1,907,977	1,933,447
1,500	COLOPLAST A/S, CLASS B	27,666	121,371
13,100	DANSKE BANK A/S	138,182	365,007
200	FLSMIDTH & CO. A/S	6,013	10,090
8,856	ISS A/S(b)	298,030	297,414
69,175	NOVO NORDISK A/S ADR(d)	2,379,813	3,157,839
35,825	NOVO NORDISK A/S, CLASS B	714,442	1,631,489
51,077	NOVOZYMES A/S, CLASS B	1,423,828	2,245,961
2,600	PANDORA A/S	18,150	171,995
15,973	TDC A/S	107,272	147,665
3,250	TOPDANMARK A/S(b)	33,362	94,633
538	WILLIAM DEMANT HOLDING A/S(b)	50,896	46,023
		8,429,538	12,011,077	2.35%
Finland:
59,010	AMER SPORTS OYJ	756,234	1,253,571
4,509	FORTUM OYJ	87,100	102,495
45,730	HUHTAMAKI OYJ	754,175	1,253,699
1,396	KESKO OYJ, CLASS B	30,705	60,908
4,902	KONE OYJ, CLASS B	86,493	205,569
1,849	METSO OYJ	47,784	60,447
11,359	NESTE OIL OYJ	110,935	231,601
61,900	NOKIA OYJ(b)	203,584	459,641
2,240	NOKIAN RENKAAT OYJ	31,307	90,572
1,960	ORION OYJ, CLASS B	49,561	59,161
10,565	POHJOLA BANK PLC, CLASS A	85,425	234,770
1,697	SAMPO OYJ, CLASS A	56,535	88,021
15,829	STORA ENSO OYJ (REGISTERED)	75,698	169,330
11,934	UPM-KYMMENE OYJ	99,928	204,031
1,849	VALMET CORP.	14,443	19,830
3,486	WARTSILA OYJ ABP	107,429	189,362
		2,597,336	4,683,008	0.91%
France:
2,714	ACCOR S.A.	79,810	138,958
3,200	AIR FRANCE-KLM(b)	22,485	48,097
5,429	AIR LIQUIDE S.A.	664,882	735,361
8,464	AIRBUS GROUP N.V.	254,226	606,226
40,600	ALCATEL-LUCENT(b)	165,772	160,079
1,907	ALSTOM S.A.	61,293	52,071
15,974	ARCELORMITTAL	233,322	257,367
1,165	ARKEMA S.A.	98,308	131,928
32,465	AXA S.A.	458,226	843,745
26,840	BENETEAU S.A.(b)	272,439	432,990
16,306	BNP PARIBAS S.A.	672,089	1,257,757
1,253	BOUYGUES S.A.	50,411	52,261
3,068	CAP GEMINI S.A.	111,959	232,253
10,544	CARREFOUR S.A.	248,258	408,106
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	259,066
994	CHRISTIAN DIOR S.A.	84,311	191,371
7,447	CIE DE ST-GOBAIN	248,952	449,873
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	425,715
16,517	CREDIT AGRICOLE S.A.(b)	122,492	260,427

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
9,584	DANONE S.A.	$479,394	677,730
3,633	EDENRED	65,572	113,989
14,107	ELECTRICITE DE FRANCE	261,183	558,062
3,084	ESSILOR INTERNATIONAL S.A.	309,422	311,003
2,747	EURAZEO S.A.	104,305	246,819
3,160	EUTELSAT COMMUNICATIONS S.A.	100,179	107,311
16,706	GDF SUEZ	336,971	457,078
564	GECINA S.A.	51,331	74,980
13,307	GROUPE EUROTUNNEL S.A. (REGISTERED)	102,800	169,886
304	ILIAD S.A.	29,549	87,656
19,090	IPSOS	630,769	774,516
2,121	JCDECAUX S.A.	50,974	92,905
1,442	KERING	274,344	294,112
2,335	KLEPIERRE	57,367	104,482
4,713	LAFARGE S.A.	166,939	368,145
4,882	LEGRAND S.A.	111,114	303,295
4,633	L’OREAL S.A.	385,425	764,004
11,635	LVMH MOET HENNESSY LOUIS VUITTON S.A.	1,564,357	2,115,021
15,891	NATIXIS	49,085	116,708
34,547	ORANGE S.A.	364,835	510,204
3,500	PERNOD RICARD S.A.	239,500	407,440
12,969	PEUGEOT S.A.(b)	94,513	244,685
3,471	PUBLICIS GROUPE S.A.	251,099	313,592
1,096	REMY COINTREAU S.A.	83,290	87,952
5,954	RENAULT S.A.	173,471	578,606
2,444	REXEL S.A.	51,580	64,124
3,167	SAFRAN S.A.	153,480	219,416
18,977	SANOFI	1,105,722	1,978,552
11,344	SCHNEIDER ELECTRIC S.A.	504,223	1,005,666
278	SCHNEIDER ELECTRIC S.A.	8,838	24,653
1,813	SCOR S.E.	36,441	63,441
5,515	SES S.A.	114,220	205,937
457	SOCIETE BIC S.A.	49,235	60,031
11,367	SOCIETE GENERALE S.A.	395,442	700,069
46,429	SOCIETE TELEVISION FRANCAISE 1	521,641	767,555
4,172	SODEXO	221,116	437,561
13,444	SODEXO PRIME FIDELITE	721,006	1,410,013
1,115	TECHNIP S.A.	111,452	115,068
43,118	TOTAL S.A.	2,179,066	2,827,512
1,808	UNIBAIL-RODAMCO S.E.	228,178	469,514
2,466	VALLOUREC S.A.	112,671	133,870
17,297	VEOLIA ENVIRONNEMENT S.A.	184,022	342,187
7,810	VINCI S.A.	316,569	580,042
44,067	VIVENDI S.A.	847,699	1,227,534
1,345	WENDEL S.A.	91,561	209,104
		18,494,648	29,665,681	5.79%
Germany:
3,492	ADIDAS A.G.	145,098	377,837
8,718	ALLIANZ S.E. (REGISTERED)	780,413	1,473,670
16,707	BASF S.E.	672,193	1,856,963
15,120	BAYER A.G. (REGISTERED)	808,915	2,045,096
5,125	BAYERISCHE MOTOREN WERKE A.G.	483,372	646,879
1,591	BEIERSDORF A.G.	86,858	155,182
435	BRENNTAG A.G.	47,835	80,693
7,652	CELESIO A.G.	109,250	261,542
16,269	COMMERZBANK A.G.(b)	189,114	298,877
1,143	CONTINENTAL A.G.	96,818	273,832
19,335	CTS EVENTIM A.G.	571,985	1,289,224
17,639	DAIMLER A.G. (REGISTERED)	589,912	1,666,762
14,845	DEUTSCHE BANK A.G. (REGISTERED)	563,028	664,153
13,828	DEUTSCHE BOERSE A.G.	735,468	1,100,527
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	35,709	85,425
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	662,403
48,143	DEUTSCHE TELEKOM A.G. (REGISTERED)	576,920	777,983
17,275	DMG MORI SEIKI A.G.	362,982	529,169
27,124	E.ON S.E.	500,011	530,243
2,613	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	160,741	182,330
2,289	FRESENIUS S.E. & CO. KGAA	150,261	358,231

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
1,527	GEA GROUP A.G.	$49,652	69,800
13,660	GERRESHEIMER A.G.	727,725	884,008
2,580	HANNOVER RUECK S.E.	110,106	230,783
3,952	HEIDELBERGCEMENT A.G.	143,515	338,701
1,156	HENKEL A.G. & CO. KGAA	99,438	116,178
2,600	HOCHTIEF A.G.	108,936	236,047
387	HUGO BOSS A.G.	50,390	51,492
21,437	INFINEON TECHNOLOGIES A.G.	117,250	255,812
18,120	JENOPTIK A.G.	161,106	328,763
1,800	K+S A.G. (REGISTERED)	50,566	59,130
41,130	KLOECKNER & CO. S.E.(b)	452,627	606,575
1,013	LANXESS A.G.	69,793	76,407
3,200	LEONI A.G.	153,070	233,517
2,743	LINDE A.G.	475,408	548,695
465	MAN S.E.	50,636	59,256
1,025	MERCK KGAA	86,079	172,628
1,559	METRO A.G.	48,976	63,627
4,041	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	512,591	882,940
1,517	OSRAM LICHT A.G.(b)	42,957	98,361
1,489	PROSIEBENSAT.1 MEDIA A.G. (REGISTERED)	25,180	68,145
2,770	RATIONAL A.G.	702,746	986,459
6,701	RWE A.G.	216,363	271,964
1,130	SALZGITTER A.G.	50,070	44,663
17,263	SAP A.G.	695,154	1,397,452
15,179	SIEMENS A.G. (REGISTERED)	992,308	2,043,039
4,600	SKY DEUTSCHLAND A.G.(b)	49,942	39,671
7,661	THYSSENKRUPP A.G.(b)	152,398	205,437
7,071	TUI A.G.	57,698	117,870
483	VOLKSWAGEN A.G.	48,103	122,435
		14,378,208	25,926,876	5.06%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.(b)	54,075	111,523
20,281	JUMBO S.A.(b)	123,759	363,222
3,968	OPAP S.A.	51,161	63,958
		228,995	538,703	0.11%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,045,668
16,600	BANK OF EAST ASIA LTD.	71,196	64,846
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	235,061
10,458,747	BONJOUR HOLDINGS LTD.	1,486,754	1,860,771
28,000	CHEUNG KONG HOLDINGS LTD.	277,057	464,230
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	63,817
36,500	CLP HOLDINGS LTD.	253,113	275,285
27,800	ESPRIT HOLDINGS LTD.	35,637	46,235
26,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	67,404	226,094
433,522	HAIER ELECTRONICS GROUP CO. LTD.	821,346	1,173,720
44,000	HANG LUNG PROPERTIES LTD.	116,126	126,500
18,600	HANG SENG BANK LTD.	228,767	296,152
14,300	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	83,424
23,000	HONG KONG & CHINA GAS CO. LTD.	52,929	50,172
8,700	HONG KONG EXCHANGES AND CLEARING LTD.	143,468	131,905
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	194
41,000	HUTCHISON WHAMPOA LTD.	238,015	542,861
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	52,214
13,500	KERRY LOGISTICS NETWORK LTD.(b)	28,209	19,807
27,000	KERRY PROPERTIES LTD.	90,767	89,809
84,000	LI & FUNG LTD.	101,052	124,107
40,500	LINK REIT (THE)	84,196	199,197
100,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	336,416	315,864
26,800	MGM CHINA HOLDINGS LTD.	51,645	94,499
1,250,000	MIE HOLDINGS CORP.	305,659	235,286
30,500	MTR CORP. LTD.	88,703	112,854
54,000	NEW WORLD DEVELOPMENT CO. LTD.	59,135	54,303
43,500	NWS HOLDINGS LTD.	52,824	73,355
1,578,300	PAX GLOBAL TECHNOLOGY LTD.(b)	531,041	803,750

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
190,000	PCCW LTD.	$77,804	95,288
11,276,213	PICO FAR EAST HOLDINGS LTD.	3,171,634	3,270,996
3,409,906	PORTS DESIGN LTD.	2,588,791	1,784,854
24,000	POWER ASSETS HOLDINGS LTD.	139,091	208,084
8,613,812	REXLOT HOLDINGS LTD.	526,646	999,475
48,000	SANDS CHINA LTD.	128,061	358,615
22,000	SHANGRI-LA ASIA LTD.	29,501	36,021
1,138,500	SINO BIOPHARMACEUTICAL LTD.	1,000,721	970,217
59,400	SINO LAND CO. LTD.	80,601	87,302
25,000	SJM HOLDINGS LTD.	52,349	70,264
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	612,565
20,000	SUN HUNG KAI PROPERTIES LTD.	226,577	244,956
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	221,562
17,800	SWIRE PROPERTIES LTD.	50,632	50,716
451,000	TECHTRONIC INDUSTRIES CO.	820,994	1,255,927
3,000	TELEVISION BROADCASTS LTD.	9,221	17,966
514,000	VALUE PARTNERS GROUP LTD.	320,891	310,792
84,300	VTECH HOLDINGS LTD.	996,749	1,083,570
14,000	WHARF HOLDINGS LTD.	111,765	89,525
19,000	WHEELOCK & CO. LTD.	30,489	74,222
30,000	WYNN MACAU LTD.	50,423	124,541
4,317,728	XTEP INTERNATIONAL HOLDINGS LTD.	1,891,076	1,848,109
582,000	YINGDE GASES GROUP CO. LTD.	583,171	555,250
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	48,830
		20,290,377	23,281,627	4.55%
Ireland:
10,803	ACCENTURE PLC, CLASS A	368,730	861,215
199,259	BANK OF IRELAND(b)	69,881	84,549
60,447	COVIDIEN PLC	2,727,803	4,452,526
14,894	CRH PLC	217,633	414,376
11,888	EXPERIAN PLC	196,535	214,244
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	155,130
120,600	KENTZ CORP. LTD.	1,344,240	1,514,974
1,645	KERRY GROUP PLC, CLASS A	100,185	125,572
8,630	MALLINCKRODT PLC(b)	310,102	547,228
9,299	SHIRE PLC	267,371	456,558
38,703	UBM PLC	411,567	440,052
		6,119,271	9,266,424	1.81%
Israel:
21,030	BANK HAPOALIM B.M.	80,002	119,999
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	77,241	84,915
217	DELEK GROUP LTD.	52,364	86,676
6,042	ISRAEL CHEMICALS LTD.	49,265	52,823
175,514	MAGIC SOFTWARE ENTERPRISES LTD.	1,285,710	1,414,643
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	80,646
1,494	NICE SYSTEMS LTD.	50,675	66,186
12,836	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	495,591	678,254
		2,141,983	2,584,142	0.50%
Italy:
56,711	AMPLIFON S.P.A.	248,331	382,045
18,467	ASSICURAZIONI GENERALI S.P.A.	269,601	411,636
2,238	ATLANTIA S.P.A.	25,873	57,501
86,585	AZIMUT HOLDING S.P.A.	1,081,483	3,089,451
57,599	ENEL GREEN POWER S.P.A.	98,098	161,718
95,489	ENEL S.P.A.	357,926	540,409
49,857	ENI S.P.A.	958,264	1,250,763
3,610	EXOR S.P.A.	90,616	162,031
10,222	FIAT S.P.A.(b)	27,207	118,996
10,070	FINMECCANICA S.P.A.(b)	50,331	99,400
177,988	INTESA SANPAOLO S.P.A.	307,053	603,205
2,826	LUXOTTICA GROUP S.P.A.	118,626	163,438
19,749	MARR S.P.A.	315,231	386,887
25,272	MEDIOLANUM S.P.A.	87,322	238,489
2,801	PRYSMIAN S.P.A.	56,504	69,690
2,549	SAIPEM S.P.A.	53,856	62,226
57,530	SNAM S.P.A.	249,716	336,839

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
165,634	SORIN S.P.A.(b)	$487,699	494,707
7,497	TENARIS S.A.	100,711	165,355
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	185,607
67,174	UNICREDIT S.P.A.	347,501	613,555
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	238,810
		5,565,691	9,832,758	1.92%
Japan:
1,400	ABC-MART, INC.	51,583	60,766
11,500	ADERANS CO. LTD.	122,157	131,585
14,200	AEON CO. LTD.	162,360	160,002
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	142,035
1,210	AEON MALL CO. LTD.	23,091	30,902
2,300	AISIN SEIKI CO. LTD.	37,584	83,006
17,000	AJINOMOTO CO., INC.	136,093	242,940
1,300	ALFRESA HOLDINGS CORP.	50,794	84,765
2,000	AMADA CO. LTD.	10,582	14,068
18,000	AOZORA BANK LTD.	51,121	51,272
36,100	ASAHI CO. LTD.	561,894	488,608
16,000	ASAHI GLASS CO. LTD.	97,913	92,700
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	156,745
31,000	ASAHI KASEI CORP.	147,138	210,841
67,000	ASICS CORP.	946,789	1,317,086
37,000	ASTELLAS PHARMA, INC.	236,149	438,773
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	184,615
3,000	BENESSE HOLDINGS, INC.	114,910	114,664
13,800	BRIDGESTONE CORP.	205,726	489,347
5,200	BROTHER INDUSTRIES LTD.	38,445	72,699
20,100	CANON, INC.	672,638	621,413
16,600	CAPCOM CO. LTD.	276,543	314,904
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	315,477
15,000	CHIBA BANK (THE) LTD.	81,968	92,428
7,800	CHUBU ELECTRIC POWER CO., INC.(b)	102,883	91,818
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	114,882
4,000	CHUGOKU BANK (THE) LTD.	53,626	53,326
5,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	81,720	72,497
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	59,471
37,136	CREDIT SAISON CO. LTD.	448,874	738,654
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	57,492
11,000	DAIDO STEEL CO. LTD.	45,649	54,992
17,500	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	222,759	254,324
9,700	DAIICHI SANKYO CO. LTD.	164,977	163,335
4,500	DAIKIN INDUSTRIES LTD.	124,473	252,085
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	111,042
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	169,646
25,000	DAIWA SECURITIES GROUP, INC.	96,011	217,507
3,700	DENA CO. LTD.	93,622	66,820
8,200	DENSO CORP.	185,234	393,098
2,800	DENTSU, INC.	46,871	106,205
48,000	DESCENTE LTD.	278,723	377,620
13,000	DOWA HOLDINGS CO. LTD.	55,385	108,569
7,000	EAST JAPAN RAILWAY CO.	392,789	515,836
3,400	EISAI CO. LTD.	112,861	132,357
1,800	FAMILYMART CO. LTD.	52,590	79,087
14,200	FANUC CORP.	2,044,899	2,504,588
1,100	FAST RETAILING CO. LTD.	136,395	398,958
21,000	FUJI ELECTRIC CO. LTD.	51,969	93,795
8,000	FUJI HEAVY INDUSTRIES LTD.	84,767	216,403
8,800	FUJIFILM HOLDINGS CORP.	165,274	236,252
44,000	FUJITSU LTD.	171,664	266,008
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	45,187
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	79,678
6,500	GREE, INC.	69,594	71,792
12,000	GS YUASA CORP.	47,814	63,595
7,000	GUNGHO ONLINE ENTERTAINMENT, INC.	50,683	38,182
6,000	GUNMA BANK (THE) LTD.	31,571	32,670
1,500	HAMAMATSU PHOTONICS K.K.	52,686	67,577
11,000	HANKYU HANSHIN HOLDINGS, INC.	51,221	59,894
3,000	HINO MOTORS LTD.	42,968	44,499

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
500	HIROSE ELECTRIC CO. LTD.	$48,402	68,692
7,000	HIROSHIMA BANK (THE) LTD.	26,154	29,230
95,000	HITACHI LTD.	295,895	701,352
6,000	HITACHI METALS LTD.	45,405	85,395
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	80,260
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	94,702
28,800	HONDA MOTOR CO. LTD.	780,069	1,013,992
5,300	HOYA CORP.	112,594	164,985
1,200	IDEMITSU KOSAN CO. LTD.	23,804	24,636
20,000	IHI CORP.	52,673	84,096
15,600	INPEX CORP.	192,488	202,378
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	120,963
17,000	ISUZU MOTORS LTD.	108,047	97,670
27,200	ITOCHU CORP.	291,860	317,814
5,000	IYO BANK (THE) LTD.	43,448	47,764
8,000	J FRONT RETAILING CO. LTD.	31,099	55,031
3,500	JAPAN EXCHANGE GROUP, INC.	56,090	85,385
1,500	JAPAN PETROLEUM EXPLORATION CO.	54,111	49,920
10	JAPAN REAL ESTATE INVESTMENT CORP.	52,344	50,187
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	64,967
8,000	JAPAN STEEL WORKS (THE) LTD.	45,974	35,886
16,400	JAPAN TOBACCO, INC.	479,151	514,809
6,000	JFE HOLDINGS, INC.	94,802	112,949
4,000	JGC CORP.	53,048	139,127
12,000	JOYO BANK (THE) LTD.	54,056	59,875
3,100	JSR CORP.	39,530	57,456
5,000	JTEKT CORP.	36,670	74,311
29,200	JX HOLDINGS, INC.	150,765	140,604
7,000	KAJIMA CORP.	15,004	24,551
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	184,682
2,000	KANSAI PAINT CO. LTD.	10,449	28,581
58,413	KAO CORP.	1,468,702	2,069,625
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	128,857
9,954	KDDI CORP.	239,416	576,322
24,800	KEIHIN CORP.	308,810	361,374
13,000	KEIKYU CORP.	95,310	109,577
5,000	KEIO CORP.	28,322	34,830
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	43,356
981	KEYENCE CORP.	180,512	404,604
6,000	KIKKOMAN CORP.	52,867	113,181
35,000	KINTETSU CORP.	106,062	124,449
10,000	KIRIN HOLDINGS CO. LTD.	103,112	138,546
19,600	KOBAYASHI PHARMACEUTICAL CO. LTD.	1,056,246	1,129,875
30,000	KOBE STEEL LTD.	51,854	39,820
15,400	KOMATSU LTD.	339,281	318,996
2,300	KONAMI CORP.	50,313	53,146
7,000	KONICA MINOLTA, INC.	53,139	65,310
21,000	KUBOTA CORP.	129,773	278,128
4,300	KURITA WATER INDUSTRIES LTD.	96,931	93,278
5,400	KYOCERA CORP.	198,000	243,436
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	53,287
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	79,475
2,800	LAWSON, INC.	120,035	198,033
4,200	LIXIL GROUP CORP.	71,097	115,809
1,000	MAKITA CORP.	48,587	54,934
24,000	MARUBENI CORP.	173,505	161,139
6,500	MARUI GROUP CO. LTD.	32,287	55,733
57,000	MAZDA MOTOR CORP.	95,886	252,928
1,600	MCDONALD’S HOLDINGS CO. JAPAN LTD.	43,060	43,048
1,700	MEIJI HOLDINGS CO. LTD.	54,895	107,223
33,800	MEITEC CORP.	760,894	959,492
1,800	MIRACA HOLDINGS, INC.	71,311	78,826
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	166,255
25,200	MITSUBISHI CORP.	378,464	467,792
32,000	MITSUBISHI ELECTRIC CORP.	244,114	360,258
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	639,849
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	95,858
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	329,690

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,000	MITSUBISHI LOGISTICS CORP.	$45,017	55,651
18,000	MITSUBISHI MATERIALS CORP.	47,129	51,097
5,400	MITSUBISHI MOTORS CORP.	51,556	56,503
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	53,126
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,321,709
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	132,364
29,600	MITSUI & CO. LTD.	306,203	418,412
37,000	MITSUI CHEMICALS, INC.	87,469	90,694
14,000	MITSUI FUDOSAN CO. LTD.	364,288	427,128
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	6,918
12,000	MITSUI OSK LINES LTD.	47,398	46,737
383,820	MIZUHO FINANCIAL GROUP, INC.	671,564	758,604
8,280	MS&AD INSURANCE GROUP HOLDINGS	177,615	189,642
3,600	MURATA MANUFACTURING CO. LTD.	162,615	339,544
1,500	NAMCO BANDAI HOLDINGS, INC.	14,652	35,504
27,000	NEC CORP.	70,167	82,924
5,000	NGK INSULATORS LTD.	63,091	104,152
3,000	NGK SPARK PLUG CO. LTD.	28,359	67,432
3,000	NIDEC CORP.	70,097	182,503
12,069	NIFCO, INC.	270,359	340,970
6,000	NIKON CORP.	75,728	96,614
1,800	NINTENDO CO. LTD.	172,120	213,806
22	NIPPON BUILDING FUND, INC.	90,970	114,886
17,000	NIPPON EXPRESS CO. LTD.	60,747	83,176
6,000	NIPPON MEAT PACKERS, INC.	72,315	89,347
123,535	NIPPON STEEL & SUMITOMO METAL CORP.	307,243	337,518
7,600	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	413,742
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	38,212
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	75,038
36,300	NISSAN MOTOR CO. LTD.	335,335	323,558
7,700	NISSHIN SEIFUN GROUP, INC.	78,577	84,598
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	54,120
13,900	NISSIN KOGYO CO. LTD.	186,052	259,240
2,700	NITORI HOLDINGS CO. LTD.	87,310	117,061
3,200	NITTO DENKO CORP.	77,639	153,218
5,700	NKSJ HOLDINGS, INC.	114,918	146,455
72,300	NOMURA HOLDINGS, INC.	256,136	463,717
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	85,278
17,800	NORTH PACIFIC BANK LTD.	49,457	72,259
7,000	NSK LTD.	50,459	72,024
1,400	NTT DATA CORP.	36,520	54,459
23,400	NTT DOCOMO, INC.	344,362	369,086
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	61,212
12,000	OBAYASHI CORP.	48,665	67,665
4,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	30,548	34,452
5,100	OLYMPUS CORP.(b)	71,174	162,564
2,000	OMRON CORP.	50,016	82,546
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	112,600
8,000	ONWARD HOLDINGS CO. LTD.	54,094	55,418
1,200	ORIENTAL LAND CO. LTD.	113,097	182,532
10,700	ORIX CORP.	118,187	150,628
37,000	OSAKA GAS CO. LTD.	121,878	140,164
6,000	OTSUKA HOLDINGS CO. LTD.	171,196	179,451
33,300	PANASONIC CORP.	217,151	378,442
2,600	PARK24 CO. LTD.	51,627	49,423
215,300	PRESTIGE INTERNATIONAL, INC.	1,527,051	2,183,976
15,200	RAKUTEN, INC.	97,714	202,784
23,400	RESONA HOLDINGS, INC.	97,985	113,129
10,000	RICOH CO. LTD.	94,506	115,293
1,200	RINNAI CORP.	52,047	105,450
1,500	ROHM CO. LTD.	51,836	66,923
8,200	SANKYO CO. LTD.	420,155	345,192
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	115,371
13,720	SBI HOLDINGS, INC.	111,165	165,360
3,400	SECOM CO. LTD.	133,812	195,867
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	91,839
1,800	SEIKO EPSON CORP.	55,145	55,980
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	135,145

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
6,000	SEKISUI HOUSE LTD.	$44,394	74,466
11,300	SERIA CO. LTD.	198,628	418,762
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	489,107
41,000	SHARP CORP.(b)	105,611	124,730
4,900	SHIKOKU ELECTRIC POWER CO., INC.(b)	52,495	66,463
4,000	SHIMADZU CORP.	25,419	35,537
1,000	SHIMAMURA CO. LTD.	61,206	86,518
1,500	SHIMANO, INC.	58,204	150,705
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	474,286
41,600	SHINKO PLANTECH CO. LTD.	342,251	322,031
25,000	SHINSEI BANK LTD.	51,465	49,169
4,000	SHIONOGI & CO. LTD.	67,679	74,137
5,900	SHISEIDO CO. LTD.	88,706	103,807
7,000	SHIZUOKA BANK (THE) LTD.	65,240	68,294
900	SMC CORP.	106,941	237,393
16,100	SOFTBANK CORP.	319,621	1,216,684
14,400	SONY CORP.	173,384	275,123
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	72,044
22,200	SQUARE ENIX HOLDINGS CO. LTD.	278,007	457,056
61,002	STANLEY ELECTRIC CO. LTD.	917,514	1,354,024
7,000	SUMCO CORP.	47,761	54,052
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	92,283
21,300	SUMITOMO CORP.	207,214	270,958
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	194,948
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	48,714
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	113,007
26,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	824,716	1,127,720
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	321,954
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	234,966
67,200	SUMITOMO RUBBER INDUSTRIES LTD.	817,767	855,504
5,800	SUZUKI MOTOR CORP.	104,611	151,385
64,000	SYSMEX CORP.	1,475,582	2,040,014
7,700	T&D HOLDINGS, INC.	97,474	91,536
13,000	TAIHEIYO CEMENT CORP.	27,372	46,854
11,000	TAISEI CORP.	19,821	49,130
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	48,307
10,000	TAKASHIMAYA CO. LTD.	63,872	93,785
14,700	TAKEDA PHARMACEUTICAL CO. LTD.	588,054	696,724
1,100	TDK CORP.	52,815	45,933
29,000	TEIJIN LTD.	67,529	71,928
5,200	TERUMO CORP.	95,419	113,507
2,000	THK CO. LTD.	29,290	44,897
14,000	TOBU RAILWAY CO. LTD.	67,422	67,684
1,000	TOHO CO. LTD.	13,412	20,046
17,000	TOHO GAS CO. LTD.	81,221	92,564
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	74,222
14,100	TOKAI RIKA CO. LTD.	186,874	236,878
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	432,216
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	87,057
4,300	TOKYO ELECTRON LTD.	191,374	263,503
40,000	TOKYO GAS CO. LTD.	151,969	203,071
6,000	TOKYO TATEMONO CO. LTD.	56,308	51,446
25,000	TOKYU CORP.	103,448	152,836
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	171,584
4,000	TONENGENERAL SEKIYU K.K.	37,796	35,305
17,000	TORAY INDUSTRIES, INC.	70,413	112,329
80,000	TOSHIBA CORP.	245,424	338,710
6,000	TOTO LTD.	30,029	83,186
3,000	TOYO SUISAN KAISHA LTD.	74,690	100,131
4,000	TOYOTA INDUSTRIES CORP.	101,266	192,220
46,700	TOYOTA MOTOR CORP.	1,595,727	2,635,995
1,900	TOYOTA TSUSHO CORP.	17,167	48,229
2,500	TREND MICRO, INC.	74,501	77,387
1,700	TSUMURA & CO.	50,505	40,847
24,948	TSURUHA HOLDINGS, INC.	2,037,061	2,453,347
8,000	UBE INDUSTRIES LTD.	13,963	14,727
2,600	UNICHARM CORP.	68,794	138,873
17,500	UNIPRES CORP.	363,607	314,513

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
34	UNITED URBAN INVESTMENT CORP.	$52,061	49,938
6,500	USHIO, INC.	68,874	83,883
4,900	USS CO. LTD.	56,003	68,789
4,100	WEST JAPAN RAILWAY CO.	134,756	167,392
23,600	YAHOO JAPAN CORP.	62,283	115,696
1,300	YAKULT HONSHA CO. LTD.	22,252	65,242
27,200	YAMADA DENKI CO. LTD.	102,434	90,653
4,800	YAMAHA MOTOR CO. LTD.	48,849	76,501
3,100	YAMATO HOLDINGS CO. LTD.	48,197	66,796
1,600	YAMATO KOGYO CO. LTD.	50,862	50,148
4,000	YAMAZAKI BAKING CO. LTD.	44,679	47,357
5,000	YASKAWA ELECTRIC CORP.	48,019	69,128
		48,578,269	66,057,274	12.90%
Mexico:
3,709	FRESNILLO PLC	56,802	52,157
520,519	WAL-MART DE MEXICO S.A.B. DE C.V., SERIES V	1,588,759	1,235,164
		1,645,561	1,287,321	0.25%
Netherlands:
32,780	AALBERTS INDUSTRIES N.V.	612,434	1,142,532
25,740	ACCELL GROUP	426,901	531,556
34,297	AEGON N.V.	128,398	314,822
4,340	AKZO NOBEL N.V.	184,408	354,136
23,430	ARCADIS N.V.	506,394	901,050
8,054	ASML HOLDING N.V.	131,659	745,957
27,184	ASML HOLDING N.V. (REGISTERED)	1,663,147	2,537,898
10,564	CORE LABORATORIES N.V.	1,114,056	2,096,320
1,094	CORIO N.V.	43,642	49,992
3,045	DELTA LLOYD N.V.	50,618	84,423
1,259	FUGRO N.V. - CVA	70,525	77,418
768	GEMALTO N.V.	50,382	89,446
965	HEINEKEN HOLDING N.V.	23,862	62,304
3,662	HEINEKEN N.V.	128,663	254,871
221,842	ING GROEP N.V. - CVA(b)	1,880,939	3,140,252
12,511	KONINKLIJKE AHOLD N.V.	152,134	251,305
2,539	KONINKLIJKE DSM N.V.	86,313	174,246
51,375	KONINKLIJKE KPN N.V.(b)	108,346	181,542
26,572	KONINKLIJKE PHILIPS N.V.	499,786	933,659
883	KONINKLIJKE VOPAK N.V.	51,486	49,303
1,395	OCI N.V.(b)	50,711	63,295
9,716	QIAGEN N.V.(b)	139,904	203,590
3,238	RANDSTAD HOLDING N.V.	99,928	189,608
17,673	REED ELSEVIER N.V.	197,590	381,886
64,046	ROYAL DUTCH SHELL PLC, CLASS A	1,771,613	2,339,425
47,797	ROYAL DUTCH SHELL PLC, CLASS B	1,167,518	1,865,022
113,350	ROYAL IMTECH N.V.(b)	758,043	310,752
48,305	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,678,661	2,059,725
64,540	TNT EXPRESS N.V.	484,863	633,864
27,623	UNILEVER N.V. - CVA	917,402	1,135,366
32,690	USG PEOPLE N.V.	259,392	527,815
6,193	WOLTERS KLUWER N.V.	101,075	174,731
1,188	ZIGGO N.V.	50,621	52,782
		15,591,414	23,910,893	4.67%
New Zealand:
17,680	AUCKLAND INTERNATIONAL AIRPORT LTD.(b)	49,844	58,459
11,811	CONTACT ENERGY LTD.	51,688	54,531
7,321	FLETCHER BUILDING LTD.	51,323	60,485
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,429	61,562
37,843	TELECOM CORP. OF NEW ZEALAND LTD.	73,138	80,135
		275,422	315,172	0.06%
Norway:
66,773	AKER SOLUTIONS ASA	1,042,993	1,039,878
13,773	DNB ASA	87,874	239,448
3,900	KVAERNER ASA	6,507	8,337
21,490	NORSK HYDRO ASA	82,180	107,131
111,648	ORKLA ASA	774,162	951,874

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont’d):
12,350	SCHIBSTED ASA	$474,812	766,435
5,278	SEADRILL LTD.	104,057	186,341
21,587	STATOIL ASA	418,607	609,273
11,360	TELENOR ASA	229,860	251,757
77,500	TGS NOPEC GEOPHYSICAL CO. ASA	2,177,830	2,540,708
85,000	TOMRA SYSTEMS ASA	703,315	816,243
4,000	YARA INTERNATIONAL ASA	109,527	176,759
		6,211,724	7,694,184	1.50%
Philippines:
345,644	METROPOLITAN BANK & TRUST CO.	591,567	595,792
		591,567	595,792	0.12%
Poland:
25,494	EUROCASH S.A.	335,538	337,160
		335,538	337,160	0.07%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	95,514
10,080	GALP ENERGIA SGPS S.A.	157,855	174,070
60,717	JERONIMO MARTINS SGPS S.A.	1,026,051	1,018,818
25,788	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	118,941	109,671
		1,351,376	1,398,073	0.27%
Russia:
510	X5 RETAIL GROUP N.V. GDR (REGISTERED)(b)	8,769	7,992
20,770	X5 RETAIL GROUP N.V. GDR (REGISTERED) (LONDON EXCHANGE)(b)	352,644	325,466
		361,413	333,458	0.07%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,637	55,696
39,500	CAPITALAND LTD.	75,674	90,751
36,000	CAPITAMALL TRUST	34,133	54,090
11,000	CITY DEVELOPMENTS LTD.	71,096	88,322
32,000	COMFORTDELGRO CORP. LTD.	49,631	50,497
34,000	DBS GROUP HOLDINGS LTD.	221,626	437,062
182,232	FLEXTRONICS INTERNATIONAL LTD.(b)	1,209,035	1,683,824
22,000	FRASER AND NEAVE LTD.	7,411	55,092
44,000	FRASERS CENTREPOINT LTD.	52,608	53,693
52,000	GENTING SINGAPORE PLC	65,403	55,187
130,000	GLOBAL LOGISTIC PROPERTIES LTD.	203,681	273,869
2,000	JARDINE CYCLE & CARRIAGE LTD.	60,253	72,073
28,000	KEPPEL CORP. LTD.	105,334	242,404
7,840	KEPPEL REIT	3,257	7,105
32,000	OVERSEA-CHINESE BANKING CORP. LTD.	256,224	241,927
17,000	SEMBCORP INDUSTRIES LTD.	31,827	74,195
22,000	SEMBCORP MARINE LTD.	32,803	70,832
12,000	SINGAPORE AIRLINES LTD.	70,334	99,881
31,000	SINGAPORE EXCHANGE LTD.	139,131	171,031
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	86,811
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,624	63,773
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	493,282
24,000	UNITED OVERSEAS BANK LTD.	333,181	413,069
15,000	UOL GROUP LTD.	49,917	74,648
		3,541,537	5,009,114	0.98%
South Africa:
77,786	SHOPRITE HOLDINGS LTD.	1,596,359	1,176,247
		1,596,359	1,176,247	0.23%
South Korea:
5,245	BINGGRAE CO. LTD.	488,445	453,323
56,830	BS FINANCIAL GROUP, INC.	640,583	803,506
5,842	DAUM COMMUNICATIONS CORP.	446,130	429,184
50,050	DGB FINANCIAL GROUP, INC.	625,621	724,102
22,930	HALLA VISTEON CLIMATE CONTROL CORP.	481,495	1,046,924
5,243	HYUNDAI MIPO DOCKYARD	581,800	763,460
98,521	KGINICIS CO. LTD.	1,810,911	1,578,076
16,909	KIA MOTORS CORP.	794,562	941,992
6,353	KIWOOM SECURITIES CO. LTD.	349,706	318,709

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
8,630	KOREA INVESTMENT HOLDINGS CO. LTD.	$309,155	298,355
1,228	SAMSUNG ELECTRONICS CO. LTD.	1,575,806	1,549,348
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	565,323
		8,619,534	9,472,302	1.85%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.	108,145	179,137
1,260	ACCIONA S.A.	78,312	109,080
7,760	ACERINOX S.A.	95,129	124,652
5,299	AMADEUS IT HOLDING S.A., CLASS A	128,321	220,100
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	787,415	1,239,000
41,342	BANCO DE SABADELL S.A.	106,298	127,693
19,444	BANCO POPULAR ESPANOL S.A.	75,512	146,793
177,316	BANCO SANTANDER S.A.	1,217,456	1,690,658
98,076	BANKIA S.A.(b)	167,891	206,995
27,341	CAIXABANK S.A.	92,783	175,902
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	712,191
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	47,567	88,625
7,427	ENAGAS S.A.	138,558	225,867
3,362	FERROVIAL S.A.	50,676	72,833
13,148	GAS NATURAL SDG S.A.	203,530	369,693
1,818	GRIFOLS S.A.	52,706	99,619
60,806	IBERDROLA S.A.	298,760	425,213
17,809	INDITEX S.A.	2,432,608	2,671,815
49,976	MAPFRE S.A.	136,152	210,679
21,941	MELIA HOTELS INTERNATIONAL S.A.	146,843	282,320
3,172	RED ELECTRICA CORP. S.A.	137,295	257,824
19,639	REPSOL S.A.	379,635	501,206
8,036	TECNICAS REUNIDAS S.A.	388,496	453,958
65,380	TELEFONICA S.A.	917,373	1,034,463
4,021	ZARDOYA OTIS S.A.	46,860	68,469
		8,879,822	11,694,785	2.28%
Sweden:
7,400	ASSA ABLOY AB, CLASS B	89,466	393,993
11,337	ATLAS COPCO AB, CLASS A	121,649	327,027
6,368	ATLAS COPCO AB, CLASS B	78,834	174,344
39,960	DUNI AB	351,554	524,790
8,524	ELECTROLUX AB, CLASS B	113,200	185,960
8,575	ELEKTA AB, CLASS B	104,728	114,271
1,682	GETINGE AB, CLASS B	51,718	47,116
15,793	HENNES & MAURITZ AB, CLASS B	349,564	673,465
3,700	HEXAGON AB, CLASS B	56,830	125,710
17,500	HUSQVARNA AB, CLASS B	64,201	122,213
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	193,749
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	110,780
11,800	INVESTOR AB, CLASS B	161,783	426,983
2,344	LUNDIN PETROLEUM AB(b)	54,274	48,203
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	106,481
41,436	NORDEA BANK AB	232,747	587,708
13,730	ORIFLAME COSMETICS S.A. SDR	453,020	333,052
23,773	SANDVIK AB	201,678	335,899
15,868	SECURITAS AB, CLASS B	125,722	183,753
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	573,819
2,800	SKANSKA AB, CLASS B	23,703	65,973
5,793	SKF AB, CLASS B	143,420	148,309
5,400	SSAB AB, CLASS A	48,129	41,683
82,070	SVENSKA CELLULOSA AB S.C.A., CLASS B	1,673,266	2,415,576
11,896	SVENSKA HANDELSBANKEN AB, CLASS A	264,805	596,978
8,707	SWEDBANK AB, CLASS A	203,714	233,674
3,023	SWEDISH MATCH AB	101,559	98,785
9,481	TELE2 AB, CLASS B	115,918	117,628
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	782,024
36,666	TELIASONERA AB	193,138	276,455
21,000	VOLVO AB, CLASS B	127,847	333,545
		6,454,486	10,699,946	2.09%
Switzerland:
44,424	ABB LTD. (REGISTERED)(b)	619,065	1,145,713

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
25,927	ACE LTD.	$2,097,627	2,568,329
1,367	ACTELION LTD. (REGISTERED)(b)	52,159	129,425
18,606	ADECCO S.A. (REGISTERED)(b)	778,411	1,547,957
2,059	ARYZTA A.G.(b)	50,704	181,899
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	60,880
93	BANQUE CANTONALE VAUDOISE (REGISTERED)	50,737	54,229
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	118,654
8,167	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	550,611	779,701
5,217	COCA-COLA HBC A.G. - CDI	129,225	129,941
18,838	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	467,080	609,217
370	FORBO HOLDING A.G. (REGISTERED)(b)	242,186	388,394
1,115	GEBERIT A.G. (REGISTERED)	110,661	365,129
140	GIVAUDAN S.A. (REGISTERED)(b)	76,496	216,481
189,200	GLENCORE XSTRATA PLC	736,586	974,032
4,025	HOLCIM LTD. (REGISTERED)(b)	183,971	333,273
4,134	JULIUS BAER GROUP LTD.(b)	87,890	183,448
41	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	59,774	203,226
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	176,630
45,240	LOGITECH INTERNATIONAL S.A. (REGISTERED)	392,533	673,624
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	91,471
90,501	NESTLE S.A. (REGISTERED)	3,533,844	6,812,784
40,470	NOBEL BIOCARE HOLDING A.G. (REGISTERED)(b)	378,692	581,380
64,244	NOVARTIS A.G. (REGISTERED)	2,911,190	5,450,257
12,744	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	999,315	1,957,621
8,383	PARGESA HOLDING S.A. (BEARER)	532,821	725,411
13,103	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,721,829	3,927,713
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	203,545
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	86,546
1,129	SGS S.A. (REGISTERED)	2,343,604	2,782,751
77	SIKA A.G. (BEARER)	152,753	314,951
1,300	SONOVA HOLDING A.G. (REGISTERED)(b)	84,464	189,989
10,640	STMICROELECTRONICS N.V.	55,625	98,562
635	SULZER A.G. (REGISTERED)	30,609	87,272
510	SWATCH GROUP (THE) A.G. (BEARER)	241,014	319,597
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	182,378
884	SWISS PRIME SITE A.G. (REGISTERED)(b)	67,167	75,146
3,576	SWISS RE A.G.(b)	269,423	331,489
459	SWISSCOM A.G. (REGISTERED)	157,641	281,926
1,427	SYNGENTA A.G. (REGISTERED)	339,691	539,614
38,776	TE CONNECTIVITY LTD.	711,805	2,334,703
4,157	TRANSOCEAN LTD.	217,787	171,850
52,597	UBS A.G. (REGISTERED)(b)	836,383	1,086,388
4,176	WOLSELEY PLC	70,461	237,474
2,235	ZURICH INSURANCE GROUP A.G.(b)	358,327	686,137
		23,219,442	40,397,137	7.89%
Taiwan:
866,000	D-LINK CORP.	489,773	615,677
121,000	GIANT MANUFACTURING CO. LTD.	642,691	822,494
207,000	SIMPLO TECHNOLOGY CO. LTD.	1,113,849	985,633
163,991	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,525,827	3,283,100
190,000	TRIPOD TECHNOLOGY CORP.	428,387	373,730
		5,200,527	6,080,634	1.19%
Thailand:
891,900	LPN DEVELOPMENT PCL (REGISTERED)	532,733	439,901
		532,733	439,901	0.09%
Turkey:
51,320	AYGAZ A.S.	226,437	201,711
185,420	TEKNOSA IC VE DIS TICARET A.S.(b)	1,131,777	931,563
		1,358,214	1,133,274	0.22%
United Kingdom:
25,248	3I GROUP PLC	88,645	167,485
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	85,793
94,043	ADMIRAL GROUP PLC	1,753,796	2,238,872

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
707,299	ADVANCED COMPUTER SOFTWARE GROUP PLC	$1,258,482	1,426,800
142,560	AFRICAN MINERALS LTD.(b)	540,030	371,358
6,047	AGGREKO PLC	166,047	151,320
98,958	ALENT PLC	462,866	522,980
49,843	AMEC PLC	775,468	932,334
24,964	ANGLO AMERICAN PLC	493,529	635,310
9,080	ANTOFAGASTA PLC	92,822	126,476
17,347	AON PLC	827,753	1,462,005
20,590	ARM HOLDINGS PLC	287,778	342,580
32,055	ARM HOLDINGS PLC ADR(d)	914,776	1,633,843
171,186	ASHMORE GROUP PLC	986,974	947,218
18,990	ASOS PLC(b)	1,152,223	1,641,528
3,713	ASSOCIATED BRITISH FOODS PLC	105,697	172,147
22,825	ASTRAZENECA PLC	798,637	1,475,113
59,299	AVIVA PLC	212,664	471,564
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	117,650
46,467	BAE SYSTEMS PLC	230,164	320,870
13,290	BALFOUR BEATTY PLC	50,926	66,381
261,595	BARCLAYS PLC	989,502	1,017,900
13,160	BELLWAY PLC	213,724	364,199
32,640	BERENDSEN PLC	296,386	608,368
61,258	BG GROUP PLC	967,887	1,141,261
39,133	BHP BILLITON PLC	853,977	1,203,036
13,900	BODYCOTE PLC	82,765	187,009
23,170	BOVIS HOMES GROUP PLC	193,551	345,913
347,971	BP PLC	2,336,179	2,784,575
30,844	BRITISH AMERICAN TOBACCO PLC	1,151,360	1,715,167
11,630	BRITISH LAND CO. PLC	61,579	126,804
17,175	BRITISH SKY BROADCASTING GROUP PLC	114,547	261,422
143,369	BT GROUP PLC	523,985	907,072
5,069	BUNZL PLC	39,524	134,875
8,202	BURBERRY GROUP PLC	40,549	190,752
16,980	CAPITA PLC	162,367	310,258
4,351	CARNIVAL PLC	131,345	165,676
370	CARPETRIGHT PLC(b)	3,194	3,716
92,189	CENTRICA PLC	340,421	506,725
24,375	CNH INDUSTRIAL N.V.(b)	141,398	280,227
28,496	COBHAM PLC	93,701	142,046
235,719	COMPASS GROUP PLC	1,400,113	3,595,757
2,950	CRODA INTERNATIONAL PLC	101,220	125,215
268,760	DEBENHAMS PLC	325,200	358,227
73,551	DIAGEO PLC	1,002,365	2,281,968
16,194	DIGNITY PLC	263,160	396,058
142,245	DIPLOMA PLC	1,049,766	1,701,506
14,793	DIRECT LINE INSURANCE GROUP PLC	52,271	58,573
95	DRAX GROUP PLC	544	1,213
21,685	G4S PLC	77,070	87,307
32,712	GKN PLC	101,683	212,853
91,912	GLAXOSMITHKLINE PLC	1,410,189	2,438,673
101,170	GREGGS PLC	781,008	852,604
17,505	HAMMERSON PLC	69,535	161,676
104,290	HOMESERVE PLC	364,770	547,681
335,233	HSBC HOLDINGS PLC	2,323,658	3,395,218
124,129	IG GROUP HOLDINGS PLC	903,386	1,298,559
2,476	IMI PLC	52,347	60,184
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	759,104
11,958	INMARSAT PLC	92,794	144,833
1,818	INTERCONTINENTAL HOTELS GROUP PLC	52,081	58,405
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	90,834	228,262
2,722	INTERTEK GROUP PLC	108,909	139,407
6,025	INTU PROPERTIES PLC	21,274	28,326
11,111	INVESTEC PLC	66,959	89,803
502,559	ITE GROUP PLC	1,877,058	1,600,277
31,976	ITV PLC	59,191	102,086
29,306	J SAINSBURY PLC	141,007	154,439
3,841	JOHNSON MATTHEY PLC	85,088	209,459

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
78,050	JUST RETIREMENT GROUP PLC(b)	$251,905	180,608
42,914	KINGFISHER PLC	109,517	301,487
195,230	LAIRD PLC	683,216	977,410
15,511	LAND SECURITIES GROUP PLC	113,585	264,022
69,234	LEGAL & GENERAL GROUP PLC	173,141	236,272
1,932,207	LLOYDS BANKING GROUP PLC(b)	1,564,844	2,404,685
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	198,042
449,800	MAN GROUP PLC	638,904	758,883
25,083	MARKS & SPENCER GROUP PLC	101,882	188,804
292,551	MEARS GROUP PLC	1,501,174	2,553,248
13,587	MEGGITT PLC	60,745	108,705
13,437	MELROSE INDUSTRIES PLC	52,258	66,510
39,427	NATIONAL GRID PLC	307,455	540,307
3,200	NEXT PLC	86,367	352,102
96,618	OLD MUTUAL PLC	133,905	323,925
17,030	PEARSON PLC	231,527	301,802
6,290	PETROFAC LTD.	120,064	150,794
39,359	PRUDENTIAL PLC	587,695	832,356
144,275	QINETIQ GROUP PLC	254,479	543,353
2,341	RANDGOLD RESOURCES LTD.	150,411	175,704
12,630	RECKITT BENCKISER GROUP PLC	545,806	1,029,012
177,300	REED ELSEVIER PLC	1,380,652	2,707,565
24,403	RESOLUTION LTD.	95,067	121,562
12,090	REXAM PLC	57,565	98,119
21,405	RIO TINTO PLC	954,205	1,190,998
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	497,076	597,622
23,600	ROTORK PLC	1,041,897	1,041,455
386,371	ROYAL BANK OF SCOTLAND GROUP PLC(b)	2,196,032	2,003,270
64,586	RSA INSURANCE GROUP PLC	94,770	96,423
686	RTL GROUP S.A.	86,514	78,110
15,612	SABMILLER PLC	708,109	779,525
20,657	SAGE GROUP (THE) PLC	74,323	143,987
6,208	SAVILLS PLC	28,057	69,084
10,277	SEGRO PLC	36,889	56,883
4,954	SEVERN TRENT PLC	76,220	150,563
18,823	SMITH & NEPHEW PLC	151,602	285,251
5,478	SMITHS GROUP PLC	80,025	116,167
16,949	SSE PLC	293,983	415,088
40,912	STANDARD CHARTERED PLC	640,820	854,968
48,103	STANDARD LIFE PLC	131,737	302,736
3,117	SUBSEA 7 S.A.	70,429	57,938
8,607	TATE & LYLE PLC	92,385	95,781
554,991	TESCO PLC	2,933,683	2,733,198
1,566	TRAVIS PERKINS PLC	51,507	49,213
7,537	TUI TRAVEL PLC	50,440	55,036
14,874	TULLOW OIL PLC	212,172	185,607
24,244	UNILEVER PLC	545,190	1,035,115
29,006	UNILEVER PLC ADR(d)	695,397	1,240,877
10,541	UNITED UTILITIES GROUP PLC	80,109	138,479
256,900	VECTURA GROUP PLC(b)	364,176	656,356
2,343	VEDANTA RESOURCES PLC	35,450	35,233
107,154	VESUVIUS PLC	510,453	777,985
506,343	VODAFONE GROUP PLC(b)	1,671,709	1,859,661
3,239	WEIR GROUP (THE) PLC	94,600	136,941
2,849	WHITBREAD PLC	65,613	197,683
51,312	WM MORRISON SUPERMARKETS PLC	206,637	182,210
23,432	WPP PLC	141,019	483,230
		57,534,393	82,312,251	16.08%
United States:
72,126	APPLIED MATERIALS, INC.	1,253,408	1,472,813
32,627	ARCH CAPITAL GROUP LTD.(b)	623,608	1,877,358
24,880	AXIS CAPITAL HOLDINGS LTD.	938,631	1,140,748
51,424	COCA-COLA ENTERPRISES, INC.	1,613,227	2,456,010
16,269	PERRIGO CO. PLC	2,039,864	2,516,207
16,540	STEINER LEISURE LTD.(b)	783,275	764,975
8,041	THOMSON REUTERS CORP.	206,631	274,870

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
24,414	VERIZON COMMUNICATIONS, INC.	$1,159,665	1,164,059
		8,618,309	11,667,040	2.28%
	Sub-total Common Stocks:	345,174,503	485,930,647	94.91%
Investment Companies:
United States:
18,600	ISHARES MSCI EAFE SMALL-CAP ETF	840,348	970,920
		840,348	970,920	0.19%
	Sub-total Investment Companies	840,348	970,920	0.19%
Master Limited Partnerships:
United States:
53,789	LAZARD LTD., CLASS A	1,557,119	2,532,924
		1,557,119	2,532,924	0.49%
	Sub-total Master Limited Partnerships:	1,557,119	2,532,924	0.49%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	143,661
2,200	DRAEGERWERK A.G. & CO. KGAA	284,294	270,229
1,792	HENKEL A.G. & CO. KGAA	151,997	192,858
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	357,108
2,770	RWE A.G. (NON VOTING)	76,994	90,156
2,203	VOLKSWAGEN A.G.	491,404	570,876
		1,213,446	1,624,888	0.32%
South Korea:
193	SAMSUNG ELECTRONICS CO. LTD.	167,352	191,649
		167,352	191,649	0.04%
	Sub-total Preferred Stocks	1,380,798	1,816,537	0.36%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
France:
2	GROUPE FNAC(b)	-	8
		-	8	0.00%
Hong Kong:
18,000	NEW WORLD DEVELOPMENT CO. LTD.(b)	3,684	3,713
		3,684	3,713	0.00%
Spain:
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	18,862	24,161
		18,862	24,161	0.01%
United Kingdom:
1,721	INTU PROPERTIES PLC(b)	2,198	2,726
24,219	RSA INSURANCE GROUP PLC(b)	11,989	13,526
		14,187	16,252	0.00%
	Sub-total Rights	36,733	44,134	0.01%
Short-Term Investments:

16,843,994	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	16,843,994	16,843,994
	Sub-total Short-Term Investments:	16,843,994	16,843,994	3.29%
	Grand total(f)	$365,833,495	508,139,156	99.25%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.24% of net assets as of March 31, 2014.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2013, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $17,465,003 with net sales of approximately $621,009 during the three months ended March 31, 2014.

(f)

At March 31, 2014, the cost for Federal income tax purposes was $368,215,275. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$148,597,250
Gross unrealized depreciation	(8,673,369)
Net unrealized appreciation	$139,923,881

At March 31, 2014, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	16.73%
Consumer Staples	10.68
Energy	6.71
Financials	20.80
Health Care	9.56
Industrials	15.93
Information Technology	8.89
Materials	5.95
Telecommunication Services	2.82
Utilities	1.93
100.00%

At March 31, 2014, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	22.05%
British Pound	17.42
Japanese Yen	13.44
United States Dollar	11.16
Swiss Franc	6.76
Hong Kong Dollar	6.43
Canadian Dollar	6.33
Australian Dollar	6.11
All other currencies less than 5%	10.30
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

At March 31, 2014, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty

Japanese Yen	337,612,887	United States Dollar	3,295,746	8/14/14	$22,277	Northern Trust
Japanese Yen	11,714,564	United States Dollar	114,740	8/14/14	1,156	Northern Trust
Japanese Yen	3,599,392	United States Dollar	35,163	8/14/14	263	Northern Trust
					$23,696

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2014

Fair value is an estimate of the price the International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, which are carried at fair value, as of March 31, 2014.

	Level 1	Level 2	Level 3	Total
Common Stocks	$485,930,647	$—	$—	$485,930,647
Investment Companies	970,920	—	—	970,920
Master Limited Partnerships	2,532,924	—	—	2,532,924
Preferred Stocks	1,816,537	—	—	1,816,537
Rights
Financials	40,413	3,713	—	44,126
All Other Industries	8	—	—	8
Short-Term Investments	16,843,994	—	—	16,843,994
Total	$508,135,443	$3,713	$—	$508,139,156

For the International Fund, 100% of the investment value is compromised of equity securities, master limited partnerships, rights, investment companies and short-term investments. See the International Fund’s Schedule of Investments for geographical classification. Investments in equity, master limited partnerships, investment companies and short-term securities generally are valued at the last sales price or regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At March 31, 2014, a right with a fair value of $3,713, within the Financials sector, was valued using observable inputs from the valuation of the parent common stock due to such right having yet to commence its investment trading.

The International Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$23,696	$—	$23,696
Total Other Financial Instruments	$—	$23,696	$—	$23,696

The forward foreign currency exchange contracts outstanding at March 31, 2014 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
March 31, 2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date:	May 27, 2014

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	May 27, 2014

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	May 27, 2014